PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT



                                                            October 15, 1999
Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund for the six-month period ended August 31, 1999.

MARKET REVIEW
================================================================================
[GRAPHIC]

The six-month period was a cautious time for municipal investors as the effects of rising interest rates worked their way through the markets. Amid fears of returning inflation, the Federal Reserve increased short-term rates twice, 0.25% on the last day of June and 0.25% again in August, in an attempt to cool what it saw as a potentially overheating economy. Overall rates rose accordingly, and the long Treasury bond's yield rose to 6.06% by period-end.

The other big story in the third quarter was Y2K. Fears of computer malfunctions and uncertainty about what will occur on January 1 led many issuers to bring new bonds to market in the third quarter rather than the fourth, before Y2K issues moved to the forefront of investors' minds. The surge of issuance created an oversupply of municipal bonds, which, combined with higher interest rates, brought bond prices down during the quarter. A secondary effect of upcoming Y2K concerns was the decision of many bond fund managers to raise cash in anticipation of year-end liquidity needs. While we are unsure exactly what impact "Year 2000" will have on the markets, we believe our portfolios are well positioned to meet our liquidity needs and that we are invested in those issuers best prepared for the turnover from 1999 to 2000.

OUTLOOK

Municipal investors remain wary of yet another 25 basis point increase before year-end, which would effectively undo the 75 basis points of credit easing undertaken in 1998. While the Federal Reserve's moves to inhibit inflation have had a negative effect on the municipal market in the short term, we expect this policy to have beneficial long-term effects. The domestic economy continues to grow faster than expectations while keeping inflation fairly well in check. As long as the markets anticipate Fed moves, the countering of slightly increasing price pressures with slightly tighter money supply should prove benign for municipal bonds.

Regardless of whether we see another increase in short-term rates before year-end, municipal bond yields remain historically high compared to U.S. Treasury yields, at approximately 93% of corresponding U.S.

SEMIANNUAL REPORT


PAINEWEBBER CALIFORNIA
TAX-FREE INCOME FUND
FUND PROFILE
AS OF AUGUST 31, 1999

Investment Goal:
high current income exempt from federal income tax and California personal income tax

Portfolio Managers:
Elbridge T. Gerry, III and
Cynthia N. Bow,
Mitchell Hutchins Asset
Management Inc.

Commencement:
September 16, 1985 (Class A);
July 1, 1991 (Class B);
July 2, 1992 (Class C);
February 5, 1998 (Class Y)

Dividend Payments:
monthly


Treasurys. The historical 5-year average yield is about 85% of Treasurys, which points out that municipals are now cheap relative to Treasurys. Excess supply and Y2K-related liquidity premiums are partly responsible. Another constraining factor is that the municipal market is now more closely tied to the "spread" markets such as corporate bonds -- crossover buyers that move between both markets have recently been shifting out of the municipal market and therefore are keeping municipal prices lower.

                  PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

Performance--Total % Returns for Six Months Ended 8/31/99
--------------------------------------------------------------------------------
                                                  Before       After Maximum
                                               Sales Charges   Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                    -3.04            -6.95
Class B Shares                                    -3.32            -8.06
Class C Shares                                    -3.29            -4.00
Class Y Shares                                    -2.92            -2.92
--------------------------------------------------------------------------------

The Fund's total return consists of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower because of applicable sales charges. Class Y shares are not subject to sales charges.

HIGHLIGHTS

     During the period we were able to capitalize on several inefficiencies in structure spreads. As a result of our analysis we executed several swaps whereby we took advantage of theoretical rich levels in premium structures and the relative cheapness in par structures. As more "normal" spreads returned to the market we reversed these trades, selling expensive par structures and buying relatively cheaper premium bonds.

     In recent swaps we bought bonds for California Educational Facilities Authority -- University of Southern California (0.9%) and Fresno Unified School District (1.4%). The Fresno deal featured a unique, 60-day extended trade settlement date for which we were overcompensated. In addition to identifying market inefficiencies, capitalizing on this type of underpricing is an example of how we have successfully added value.

HIGHLIGHTS
                                             8/31/99             2/28/99
--------------------------------------------------------------------------------
Weighted Average Duration (years)              8.8                  7.4
Weighted Average Maturity (years)             20.3                 20.8
AMT Paper (%)                                 10.2                  9.7
Total Net Assets ($mm)                       141.4                152.0
--------------------------------------------------------------------------------

* The Fund's portfolio is actively managed and its composition will vary over time.

PaineWebber Tax-Free Bond Funds                                Semiannual Report


Top Five Sectors*

As of 8/31/99                           As of 2/28/99
--------------------------------------------------------------------------------
Tax Allocation                  16.4%   Tax Allocation                  16.0%
Lease                           15.6    Lease                           15.3
Power                           13.4    General Obligation              13.2
General Obligation              10.7    Power                           12.7
Water                            9.4    Water                            9.0
--------------------------------------------------------------------------------

The Fund's exposure to Baa credits (20.7%) continued to help returns during the period. One of the Fund's holdings, BBB-rated Fontana Redevelopment Agency (Jurupa Hills) bonds, was pre-refunded, which effectively raised the bonds' rating to Aaa quality. The Fund maintained its exposure by reinvesting in the refinancing (1.1%). Additionally, we participated in the $1.588 billion, Baa rated, Foothill/Eastern Transportation Corridor Agency Toll Road issue (3.6%). We also purchased Baa3-rated, San Diego County Certificate of Participation -- Burnham Institute (0.9%). The Burnham Institute is recognized as a foremost cancer research facility, with strong research talent and a solid endowment. We determined that Burnham's credit spread was too wide for its credit quality.

Credit Quality*

                                                      8/31/99        2/28/99
--------------------------------------------------------------------------------
Cash                                                      0.4%           0.2%
AAA                                                      51.6           53.3
AA                                                       10.8           12.6
A                                                         6.5            8.8
BBB                                                      20.7           15.6
Non-Rated                                                10.0            9.5
--------------------------------------------------------------------------------
Total                                                   100.0          100.0


     As expected, Standard & Poor's upgraded California's general obligations during the period. California is now rated AA by both S&P and Moody's. As this upgrade was long anticipated, it had minimal impact on the state's credit quality spread. The demand for California state tax-exempt securities continues unabated; their yields are therefore "rich" (bond prices are high) compared to national levels. During the last few months we have seen this richness near or at historical peaks. New issuance remains stable -- thus, we do not expect the richness to change in the near term.

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT


PAINEWEBBER NATIONAL
TAX-FREE INCOME FUND
FUND PROFILE
AS OF AUGUST 31, 1999

Investment Goal:
high current income exempt from federal income tax

Portfolio Managers:
Elbridge T. Gerry, III and
Richard S. Murphy,
Mitchell Hutchins Asset
Management Inc.

Commencement:
December 3, 1984 (Class A);
July 1, 1991 (Class B);
July 2, 1992 (Class C);
November 3, 1995 (Class Y)

Dividend Payments:
monthly


PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


PERFORMANCE--TOTAL % RETURNS FOR SIX MONTHS ENDED 8/31/99
--------------------------------------------------------------------------------
                                                    Before       After Maximum
                                                 Sales Charges   Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                       -3.17           -7.05
Class B Shares                                       -3.64           -8.36
Class C Shares                                       -3.42           -4.13
Class Y Shares                                       -3.08           -3.08
--------------------------------------------------------------------------------

The Fund's total return consists of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower because of applicable sales charges. Class Y shares are not subject to sales charges.

HIGHLIGHTS

     Higher interest rates hurt the municipal market during the period. Investors continued to pull back from new investments, making matters worse. For example, property and casualty insurance companies, traditional municipal buyers in the intermediate range of the tax-free yield curve, scaled back new purchases due to higher claims and lower profitability.

     The Fund's disciplined investment approach kept its duration slightly shorter than the benchmark, which helped performance as rates rose for the period. The 15-20 year maturities provided the best total return for the period and remained the focus of our investments. A typical purchase was a block of Florida G.O. bonds with a coupon of 5.75%, due to mature in 2022 (1.7%), that overcompensated holders for accepting a March settlement date.

     As we look forward, the Fed's bias toward restricting monetary policy is likely to keep pressure on rates to rise. We expect Y2K concerns to slow activity and new issuance as we head toward the year's end.


CHARACTERISTICS*

                                                          8/31/99     2/28/99
--------------------------------------------------------------------------------
Weighted Average Duration (years)                           7.7          7.3
Weighted Average Maturity (years)                          19.5         18.4
AMT Paper (%)                                              16.3         18.2
Total Net Assets ($mm)                                    276.3        299.3
--------------------------------------------------------------------------------

* The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT



TOP FIVE SECTORS*

As of 8/31/99                            As of 2/28/99
--------------------------------------------------------------------------------
Power                   15.4%            Power                      18.7%
General Obligation      14.3             Toll                       16.7
Toll                    11.2             Water                      11.7
Water                    9.5             General Obligation         10.8
Lease                    8.7             Lease                       6.2
--------------------------------------------------------------------------------

TOP FIVE STATES*

As of 8/31/99                            As of 2/28/99
--------------------------------------------------------------------------------
Texas                   15.1%            New York                   15.8%
Illinois                12.9             Illinois                   13.1
New York                12.1             Texas                      11.7
New Jersey               7.5             Massachusetts               8.1
Georgia                  6.4             New Jersey                  6.4
--------------------------------------------------------------------------------

CREDIT QUALITY*

                                                     8/31/99      2/28/99
--------------------------------------------------------------------------------
SP1 & A1                                                3.4%         1.1%
AAA                                                    33.5         43.8
AA                                                     20.1         14.4
A                                                      11.5         13.2
BBB                                                    17.0         15.6
BB                                                      2.6          2.7
Non-Rated                                              11.9          9.2
--------------------------------------------------------------------------------
Total                                                 100.0        100.0


* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT


PAINEWEBBER MUNICIPAL
HIGH INCOME FUND
FUND PROFILE
AS OF AUGUST 31, 1999

Investment Goal:
high current income exempt from federal income tax

Portfolio Managers:
Elbridge T. Gerry, III and William W. Veronda,
Mitchell Hutchins Asset Management Inc.

Commencement:
June 23, 1987 (Class A);
July 1, 1991 (Class B);
July 2, 1992 (Class C);
February 5, 1998 (Class Y)

Dividend Payments:
monthly


PAINEWEBBER MUNICIPAL HIGH INCOME FUND
================================================================================

PERFORMANCE--TOTAL % RETURNS FOR SIX MONTHS ENDED 8/31/99
--------------------------------------------------------------------------------
                                                      Before      After Maximum
                                                  Sales Charges   Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                        -1.66           -5.57
Class B Shares                                        -1.95           -6.75
Class C Shares                                        -1.91           -2.63
Class Y Shares                                        -1.57           -1.57
--------------------------------------------------------------------------------

The Fund's total return consists of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower because of applicable sales charges. Class Y shares are not subject to sales charges.

CHARACTERISTICS*

                                                          8/31/99       2/28/99
--------------------------------------------------------------------------------
Weighted Average Duration (years)                            7.0           6.9
Weighted Average Maturity (years)                           18.9          18.9
AMT Paper (%)                                               47.3          49.4
Total Net Assets ($mm)                                     109.6         110.4
--------------------------------------------------------------------------------

HIGHLIGHTS

     During the period we continued to make new investments in accordance with our long-term investment themes, among them deregulation of the power industry and the travel and leisure industries as beneficiaries of strong economic growth. The Fund's top five sectors illustrate our focus on these themes.

     During the period we also purchased new credits in the paper products industry, which displaced universities on the top five sectors list as of August 31, 1999. A good example is Courtland Industrial Development Board for Champion International Corporation Project (AL) (1.7%),* due in 2029 and priced to yield 6.00%. After years of stable but low growth, Champion has refocused and begun to enhance its performance. The company has moved away from the commodity paper businesses such as newsprint, and now emphasizes higher-margin sectors such as fine papers and packaging. We believe their sharper focus will lead to enhanced performance, which in turn is likely to enhance the value of Champion debt.



* The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT



TOP FIVE SECTORS*

As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------
Power                            18.5%        Power                        17.9%
Leisure                          10.4         Leisure                      13.4
Hotel                             7.8         Airlines                      8.3
Paper                             7.7         Hotel                         8.2
Airlines                          7.6         University                    5.9
--------------------------------------------------------------------------------


     Our other main purchase of the period was Ohio Water Development Authority (Bay Shore Power Project), (3.5%).* As the power industry is deregulated and utilities lose their monopolies, they must become more competitive or perish. We think Bay Shore is a good candidate to thrive in the new business environment. We financed the Bay Shore holding in part with the sale of bonds issued by the McCormick Place Convention Complex -- Metropolitan Pier and Exposition Authority
(IL), a hotel project where credit improved so greatly that it could be refunded and escrowed to maturity with U.S. Treasury bonds. Going forward we remain positive on the airline and travel industries, the power sector and universities. We are reducing exposure to the financial sector and avoiding hospitals.


CREDIT QUALITY*

                                                     8/31/99            2/28/99
--------------------------------------------------------------------------------
Cash Equivalents                                        2.9%               0.7%
AAA                                                     0.5                0.5
A                                                       6.4                3.7
BBB                                                    35.8               39.9
BB                                                     12.8               14.6
B                                                       5.5                5.7
Non-Rated                                              36.1               34.9
--------------------------------------------------------------------------------
Total                                                 100.0              100.0


* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT



PAINEWEBBER NEW YORK
TAX-FREE INCOME FUND
FUND PROFILE
AS OF AUGUST 31, 1999

Investment Goal:
high current income exempt from federal income tax and New York State and New York City personal income taxes

Portfolio Managers:
Elbridge T. Gerry, III and Richard S.Murphy,
Mitchell Hutchins Asset Management Inc.

Commencement:
September 23, 1988 (Class A);
July 1, 1991 (Class B);
July 2, 1992 (Class C);
May 21, 1998 (Class Y)

Dividend Payments:
monthly


PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
================================================================================

PERFORMANCE--TOTAL % RETURNS FOR SIX MONTHS ENDED 8/31/99
--------------------------------------------------------------------------------
                                                      Before      After Maximum
                                                  Sales Charges   Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                        -3.71           -7.56
Class B Shares                                        -4.07           -8.78
Class C Shares                                        -3.95           -4.65
Class Y Shares                                        -3.59           -3.59
--------------------------------------------------------------------------------
The Fund's total return consists of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower because of applicable sales charges. Class Y shares are not subject to sales charges. Characteristics*

CHARACTERISTICS*

                                                      8/31/99       2/28/99
--------------------------------------------------------------------------------
Weighted Average Duration (years)                        8.6           7.5
Weighted Average Maturity (years)                       18.8          18.7
AMT Paper (%)                                           13.8          15.7
Total Net Assets ($mm)                                  39.9          45.0
--------------------------------------------------------------------------------

HIGHLIGHTS

     Higher interest rates hurt the municipal market during the period. Investors continued to pull back from new investments making matters worse. For example, property and casualty insurance companies, traditional municipal buyers in the intermediate range of the tax-free yield curve, scaled back new purchases due to higher claims and lower profitability.

     The Fund continued to stress investment in 15-20 year maturity bonds. We felt that shareholders were paid more yield for the true duration risk in the 15-20 year area than they were paid for the true duration risk in longer maturity bonds. However, we did partly swap out of our position in New York City Industrial Development Agency Special Facility Revenue (1.2%), backed by American Airlines (coupon of 5.40%, due 2019) at a 22-basis point spread to the equivalent spot on the AAA curve. This transaction boosted total return, as we had purchased these bonds several months before at a 59-basis point spread to the curve.

     As we look forward, the Fed's bias toward restricting monetary policy is likely to keep pressure on rates to rise. We expect Y2K concerns to slow activity and new issuance as we head toward the year's end.



* The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT




TOP FIVE SECTORS*

As of 8/31/99                                   As of 2/28/99
--------------------------------------------------------------------------------
General Obligation                    21.1%     Power                      18.4%
Power                                 17.4      General Obligation         18.2
Water                                 12.4      Water                      12.2
Hospital                               7.6      Sales Tax                   9.6
University                             6.9      Hospital                    7.2
--------------------------------------------------------------------------------

CREDIT QUALITY*

                                                     8/31/99             2/28/99
--------------------------------------------------------------------------------
AAA                                                    46.7%               42.9%
AA                                                      7.2                 9.9
A                                                      28.8                29.5
BBB                                                    12.4                13.0
Non-Rated                                               4.9                 4.7
--------------------------------------------------------------------------------
Total                                                 100.0               100.0



* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT



     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund or another fund in the PaineWebber Family of Funds,1 please contact your Financial Advisor.

Sincerely,


/s/ MARGO ALEXANDER             /s/ BRIAN M. STORMS             /s/ ELBRIDGE T. GERRY, III

MARGO ALEXANDER                 BRIAN M. STORMS                 ELBRIDGE T. GERRY, III
Chairman and                    President and                   Senior Vice President
Chief Executive Officer         Chief Operating Officer         Mitchell Hutchins Asset
Mitchell Hutchins Asset         Mitchell Hutchins Asset         Management Inc.
Management Inc.                 Management Inc.                 Portfolio Manager, PaineWebber
                                                                National Tax-Free Income Fund,
                                                                PaineWebber Municipal High
                                                                Income Fund, PaineWebber
                                                                New York Tax-Free Income Fund
                                                                and PaineWebber California
                                                                Tax-Free Income Fund

/s/ CYNTHIA N. BOW              /s/ RICHARD S. MURPHY           /s/ WILLIAM W. VERONDA

CYNTHIA N. BOW                  RICHARD S. MURPHY               WILLIAM W. VERONDA
Portfolio Manager               Portfolio Manager               Portfolio Manager
PaineWebber California          PaineWebber National Tax-Free   PaineWebber Municipal High
Tax-Free Income Fund            Income Fund, PaineWebber        Income Fund
                                New York Tax-Free Income Fund

This letter is intended to assist shareholders in understanding how the funds performed during the six-month period ended August 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PaineWebber California Tax-Free Income Fund
Performance Results (unaudited)

                         Net Asset Value                      Total Return/1/
                -------------------------------------- --------------------------------
                                                          12 Months         6 Months
                08/31/99  02/28/99         08/31/98    Ended 08/31/99    Ended 08/31/99
---------------------------------------------------------------------------------------
Class A
 Shares          $10.59       $11.18          $11.50          (0.83)%        (3.04)%
---------------------------------------------------------------------------------------
Class B
 Shares           10.60        11.18           11.50          (1.49)         (3.32)
---------------------------------------------------------------------------------------
Class C Shares    10.58        11.17           11.49          (1.33)         (3.29)
---------------------------------------------------------------------------------------

Performance Summary Class A Shares

                  Net Asset Value
                ----------------------
Period                                  Capital Gains                        Total
Covered         Beginning  Ending        Distributed   Dividends Paid      Return/1/
---------------------------------------------------------------------------------------
09/16/85 -
  12/31/85       $ 9.57    $      10.09         --              $0.1827       7.41%
---------------------------------------------------------------------------------------
1986              10.09           11.18         --               0.7883      19.18
---------------------------------------------------------------------------------------
1987              11.18           10.49         --               0.7564       0.65
---------------------------------------------------------------------------------------
1988              10.49           10.74         --               0.7908      10.20
---------------------------------------------------------------------------------------
1989              10.74           10.95         --               0.7384       9.11
---------------------------------------------------------------------------------------
1990              10.95           10.88       $0.0340            0.7362       6.68
---------------------------------------------------------------------------------------
1991              10.88           11.29        0.0268            0.7064      10.84
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.6504       7.49
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.6077      11.96
---------------------------------------------------------------------------------------
1994              11.70           10.09        0.0969            0.5844      (8.07)
---------------------------------------------------------------------------------------
1995              10.09           11.18         --               0.5713      16.80
---------------------------------------------------------------------------------------
1996              11.18           10.94         --               0.5271       2.74
---------------------------------------------------------------------------------------
1997              10.94           11.37         --               0.5056       8.80
---------------------------------------------------------------------------------------
1998              11.37           11.20       0.3170             0.5189       6.00
---------------------------------------------------------------------------------------
01/01/99 -
  08/31/99        11.20           10.59         --               0.2553      (2.54)
---------------------------------------------------------------------------------------
                                  Totals: $0.9500               $8.9199
---------------------------------------------------------------------------------------
                           Cumulative Total Return as of 08/31/99:          173.30%
---------------------------------------------------------------------------------------

Performance Summary Class B Shares

                  Net Asset Value
                ----------------------
Period                                  Capital Gains                        Total
Covered         Beginning  Ending        Distributed    Dividends Paid     Return/1/
---------------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $10.95          $11.29       $0.0268           $0.3043       6.20%
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.5631       6.67
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.5188      11.11
---------------------------------------------------------------------------------------
1994              11.70           10.10        0.0969            0.5029      (8.69)
---------------------------------------------------------------------------------------
1995              10.10           11.19          --              0.4899      15.91
---------------------------------------------------------------------------------------
1996              11.19           10.95          --              0.4449       1.96
---------------------------------------------------------------------------------------
1997              10.95           11.38          --              0.4213       7.96
---------------------------------------------------------------------------------------
1998              11.38           11.21        0.3170            0.4326       5.20
---------------------------------------------------------------------------------------
01/01/99 -
  08/31/99        11.21           10.60          --              0.2136      (3.01)
---------------------------------------------------------------------------------------
                                  Totals: $0.9160               $3.8914
---------------------------------------------------------------------------------------
                           Cumulative Total Return as of 08/31/99:           52.07%
---------------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber California Tax-Free Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                       Capital Gains
Covered     Beginning Ending  Distributed  Dividends Paid Total Return/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.41   $11.28    $0.1701       $0.2625           2.68%
-------------------------------------------------------------------------
1993          11.28    11.69     0.3052        0.5477          11.40
-------------------------------------------------------------------------
1994          11.69    10.09     0.0969        0.5295          (8.47)
-------------------------------------------------------------------------
1995          10.09    11.17       --          0.5149          16.09
-------------------------------------------------------------------------
1996          11.17    10.94       --          0.4713           2.31
-------------------------------------------------------------------------
1997          10.94    11.37       --          0.4487           8.24
-------------------------------------------------------------------------
1998          11.37    11.19    0.3170         0.4610           5.38
-------------------------------------------------------------------------
01/01/99 -
  08/31/99    11.19    10.58       --          0.2275          (2.86)
-------------------------------------------------------------------------
                         Totals: $0.8892      $3.4631
-------------------------------------------------------------------------
                            Cumulative Total Return as of
                                                08/31/99:      37.78%
-------------------------------------------------------------------------

Average Annual Total Return/1/

                          % Return Without Deducting        % Return After Deducting
                             Maximum Sales Charge             Maximum Sales Charge
                          -------------------------------  -------------------------------
                                    Class                            Class
                          -------------------------------  -------------------------------
                                A*        B**       C***         A*        B**       C***
-------------------------------------------------------------------------------------------
Twelve Months Ended
 09/30/99                    (2.66)%    (3.31)% (3.06)%       (6.60)%    (7.83)%    (3.74)%
-------------------------------------------------------------------------------------------
Five Years Ended
 09/30/99                     5.73       4.94     5.21         4.87       4.61       5.21
-------------------------------------------------------------------------------------------
Ten Years Ended 09/30/99      6.18        N/A     N/A          5.75        N/A        N/A
-------------------------------------------------------------------------------------------
Commencement of
 Operations Through
 09/30/99+                    7.40       5.17     4.49         7.09       5.17       4.49
-------------------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are September 16, 1985, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended August 31, 1999 and for the period since inception, February 5, 1998 through August 31, 1999, Class Y shares had a total return of (2.92)% and 2.83%, respectively. For the twelve months ended September 30, 1999 and for the period since inception, February 5, 1998 through September 30, 1999, Class Y shares had an average annual return of (2.42)% and 1.55%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber National Tax-Free Income Fund
Performance Results (unaudited)

                          Net Asset Value                   Total Return/1/
                ------------------------------------ -----------------------------
                                                       12 Months       6 Months
                08/31/99  02/28/99     08/31/98      Ended 08/31/99 Ended 08/31/99
----------------------------------------------------------------------------------
Class A Shares   $11.09    $11.73       $12.05           (1.17)%        (3.17)%
----------------------------------------------------------------------------------
Class B Shares    11.08     11.73        12.05           (2.03)         (3.64)
----------------------------------------------------------------------------------
Class C Shares    11.09     11.73        12.05           (1.68)         (3.42)
----------------------------------------------------------------------------------

Performance Summary Class A Shares

                 Net Asset Value
                ------------------   Capital Gains                      Total
Period Covered  Beginning  Ending     Distributed    Dividends Paid   Return/1/
----------------------------------------------------------------------------------
12/03/84 -
  12/31/84       $ 9.57    $ 9.60                          --             0.31%
----------------------------------------------------------------------------------
1985               9.60     10.45         --            $ 0.8903        19.00
----------------------------------------------------------------------------------
1986              10.45     11.39         --              0.8246        17.38
----------------------------------------------------------------------------------
1987              11.39     10.74         --              0.7823         1.30
----------------------------------------------------------------------------------
1988              10.74     11.06         --              0.8244        10.98
----------------------------------------------------------------------------------
1989              11.06     11.23         --              0.8041         9.11
----------------------------------------------------------------------------------
1990              11.23     11.15         --              0.7843         6.55
----------------------------------------------------------------------------------
1991              11.15     11.56       $0.0365           0.7519        11.12
----------------------------------------------------------------------------------
1992              11.56     11.62        0.1314           0.7043         8.01
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208           0.6507        12.32
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135           0.6264       (7.14)
----------------------------------------------------------------------------------
1995              10.75     11.84         --              0.5954        16.01
----------------------------------------------------------------------------------
1996              11.84     11.54         --              0.5299         2.29
----------------------------------------------------------------------------------
1997              11.54     11.95        0.0836           0.5585         9.37
----------------------------------------------------------------------------------
1998              11.95     11.76        0.2864           0.5639         5.67
----------------------------------------------------------------------------------
01/01/99 -
  08/31/99        11.76     11.09         --              0.3575       (2.73)
----------------------------------------------------------------------------------
                                    Totals: $0.6722     $10.2485
----------------------------------------------------------------------------------
                            Cumulative Total Return as of 08/31/99:     205.82%
----------------------------------------------------------------------------------

Performance Summary Class B Shares

                 Net Asset Value
                ------------------   Capital Gains                      Total
Period Covered  Beginning  Ending     Distributed    Dividends Paid   Return/1/
----------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $11.19    $11.55       $0.0365          $0.3222         6.50%
----------------------------------------------------------------------------------
1992              11.55     11.62        0.1314           0.6139         7.27
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208           0.5599        11.49
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135           0.5406        (7.84)
----------------------------------------------------------------------------------
1995              10.75     11.83         --              0.5094        15.05
----------------------------------------------------------------------------------
1996              11.83     11.53         --              0.4467         1.52
----------------------------------------------------------------------------------
1997              11.53     11.95        0.0836           0.4676         8.62
----------------------------------------------------------------------------------
1998              11.95     11.75        0.2864           0.4698         4.76
----------------------------------------------------------------------------------
01/01/99 -
  08/31/99        11.75     11.08         --              0.2982        (3.23)
----------------------------------------------------------------------------------
                                   Totals: $0.6722       $4.2283
----------------------------------------------------------------------------------
                            Cumulative Total Return as of 08/31/99:     53.63%
----------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber National Tax-Free Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                        Capital Gains
Covered     Beginning Ending   Distributed   Dividends Paid Total Return/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.71   $11.62     $0.1314        $0.2766          2.78%
---------------------------------------------------------------------------
1993          11.62    12.25      0.1208         0.5904         11.77
---------------------------------------------------------------------------
1994          12.25    10.75      0.0135         0.5696         (7.60)
---------------------------------------------------------------------------
1995          10.75    11.84       --            0.5369         15.42
---------------------------------------------------------------------------
1996          11.84    11.54       --            0.4737          1.77
---------------------------------------------------------------------------
1997          11.54    11.95      0.0836         0.4987          8.81
---------------------------------------------------------------------------
1998          11.95    11.75      0.2864         0.5014          5.03
---------------------------------------------------------------------------
01/01/99 -
  08/31/99    11.75    11.09       --            0.3183         (2.98)
---------------------------------------------------------------------------
                             Totals: $0.6357    $3.7656
---------------------------------------------------------------------------
                              Cumulative Total Return as of
                                                  08/31/99:     38.25%
---------------------------------------------------------------------------

Average Annual Total Return/1/

                            % Return Without
                               Deducting           % Return After Deducting
                          Maximum Sales Charge       Maximum Sales Charge
                          ----------------------  -----------------------------
                                 Class                      Class
                          ----------------------  -----------------------------
                              A*     B**    C***        A*       B**      C***
-------------------------------------------------------------------------------
Twelve Months Ended
 09/30/99                 (2.68)% (3.44)% (3.18)%   (6.60)%   (7.97)%   (3.86)%
-------------------------------------------------------------------------------
Five Years Ended
 09/30/99                   5.60    4.79   5.06       4.75      4.46      5.06
-------------------------------------------------------------------------------
Ten Years Ended 09/30/99    6.29     N/A   N/A        5.85       N/A       N/A
-------------------------------------------------------------------------------
Commencement of
 Operations Through
 09/30/99+                  7.80    5.30   4.52       7.51      5.30      4.52
-------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are December 3, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.


Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended August 31, 1999 and since inception, November 3, 1995 through August 31, 1999, Class Y shares had a total return of (3.08)% and 19.18%, respectively. For the twelve months ended September 30, 1999 and for the period since inception, November 3, 1995 through September 30, 1999, Class Y shares had an average annual return of (2.42)% and 4.53%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber Municipal High Income Fund
Performance Results (unaudited)

                     Net Asset Value                  Total Return/1/
            ---------------------------------- -----------------------------
                                                 12 Months       6 Months
            08/31/99  02/28/99        08/31/98 Ended 08/31/99 Ended 08/31/99
----------------------------------------------------------------------------
Class A
 Shares      $10.43    $10.88           $10.99    (0.06)%          (1.66)%
----------------------------------------------------------------------------
Class B
 Shares       10.43     10.87            10.99    (0.82)           (1.95)
----------------------------------------------------------------------------
Class C
 Shares       10.43     10.88            10.99    (0.56)           (1.91)
----------------------------------------------------------------------------

Performance Summary Class A Shares

             Net Asset Value
            ------------------
Period                          Capital Gains                     Total
Covered     Beginning  Ending    Distributed   Dividends Paid   Return/1/
----------------------------------------------------------------------------
06/23/87 -
  12/31/87   $ 9.58    $ 9.40              --     $0.3131           1.46%
----------------------------------------------------------------------------
1988           9.40      9.90              --      0.8091          14.45
----------------------------------------------------------------------------
1989           9.90     10.09              --      0.7380           9.66
----------------------------------------------------------------------------
1990          10.09      9.89              --      0.7322           5.52
----------------------------------------------------------------------------
1991           9.89     10.38          $0.0679     0.7144          13.32
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.6736           9.79
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.6180          12.14
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5865          (7.77)
----------------------------------------------------------------------------
1995           9.52     10.36              --      0.6079          15.55
----------------------------------------------------------------------------
1996          10.36     10.39              --      0.5627           5.94
----------------------------------------------------------------------------
1997          10.39     10.92              --      0.5531          10.73
----------------------------------------------------------------------------
1998          10.92     10.90           0.0141     0.5484           5.07
----------------------------------------------------------------------------
01/01/99 -
  08/31/99    10.90     10.43              --      0.3565          (1.10)
----------------------------------------------------------------------------
                               Totals: $0.4523    $7.8135
----------------------------------------------------------------------------
                      Cumulative Total Return as of 08/31/99:     143.56%
----------------------------------------------------------------------------

Performance Summary Class B Shares

             Net Asset Value
            ------------------
Period                          Capital Gains                     Total
Covered     Beginning  Ending    Distributed   Dividends Paid   Return/1/
----------------------------------------------------------------------------
07/01/91 -
  12/31/91   $10.05    $10.38          $0.0679    $0.3170           7.21%
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.5930           8.95
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.5349          11.30
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5103          (8.47)
----------------------------------------------------------------------------
1995           9.52     10.35              --      0.5328          14.59
----------------------------------------------------------------------------
1996          10.35     10.38              --      0.4854           5.15
----------------------------------------------------------------------------
1997          10.38     10.91              --      0.4726           9.91
----------------------------------------------------------------------------
1998          10.91     10.89           0.0141     0.4641           4.27
----------------------------------------------------------------------------
01/01/99 -
  08/31/99    10.89     10.43              --      0.3028          (1.50)
----------------------------------------------------------------------------
                               Totals: $0.4523    $4.2129
----------------------------------------------------------------------------
                      Cumulative Total Return as of 08/31/99:      64.38%
----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber Municipal High Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                        Capital Gains
Covered     Beginning Ending   Distributed   Dividends Paid Total Return/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $10.50   $10.54     $0.0135        $0.2635           3.06%
---------------------------------------------------------------------------
1993          10.54    10.97      0.2037         0.5620          11.57
---------------------------------------------------------------------------
1994          10.97     9.52      0.0260         0.5339          (8.23)
---------------------------------------------------------------------------
1995           9.52    10.35       --            0.5583          14.88
---------------------------------------------------------------------------
1996          10.35    10.39       --            0.5106           5.51
---------------------------------------------------------------------------
1997          10.39    10.92       --            0.4999          10.18
---------------------------------------------------------------------------
1998          10.92    10.89      0.0141         0.4932           4.45
---------------------------------------------------------------------------
01/01/99 -
  08/31/99    10.89    10.43       --            0.3213          (1.33)
---------------------------------------------------------------------------
                             Totals: $0.2573    $3.7427
---------------------------------------------------------------------------
                              Cumulative Total Return as of
                                                  08/31/99:      45.25%
---------------------------------------------------------------------------

Average Annual Total Return/1/

                                                       % Return After
                              % Return Without            Deducting
                              Deducting Maximum         Maximum Sales
                                Sales Charge               Charge
                              ---------------------   ---------------------
                                    Class                   Class
                              ---------------------   ---------------------
                                 A*     B**    C***      A*     B**    C***
-----------------------------------------------------------------------------
Twelve Months Ended 09/30/99  (0.90)% (1.65)% (1.39)% (4.86)% (6.36)% (2.09)%
-----------------------------------------------------------------------------
Five Years Ended 09/30/99      6.69    5.86   6.16     5.83    5.54    6.16
-----------------------------------------------------------------------------
Ten Years Ended 09/30/99       7.04     N/A    N/A     6.60     N/A     N/A
-----------------------------------------------------------------------------
Commencement of Operations
 Through 09/30/99+             7.51    6.20   5.27     7.15    6.20    5.27
-----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are June 23, 1987, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended August 31, 1999 and since inception, February 5, 1998 through August 31, 1999, Class Y shares had a total return of (1.57)% and 3.22%, respectively. For the twelve months ended September 30, 1999 and for the period since inception, February 5, 1998 through September 30, 1999, Class Y shares had an average annual return of (0.69)% and 1.91%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber New York Tax-Free Income Fund
Performance Results (unaudited)

                        Net Asset Value                 Total Return/1/
                -------------------------------- -----------------------------
                                                   12 Months       6 Months
                08/31/99  02/28/99   08/31/98    Ended 08/31/99 Ended 08/31/99
------------------------------------------------------------------------------
Class A Shares   $10.39    $11.03      $11.26         (1.52)%        (3.71)%
------------------------------------------------------------------------------
Class B Shares    10.39     11.03       11.26         (2.25)         (4.07)
------------------------------------------------------------------------------
Class C Shares    10.40     11.04       11.26         (1.91)         (3.95)
------------------------------------------------------------------------------

Performance Summary Class A Shares

                 Net Asset Value
                ------------------ Capital Gains                    Total
Period Covered  Beginning  Ending   Distributed  Dividends Paid   Return/1/
------------------------------------------------------------------------------
09/23/88 -
  12/31/88       $ 9.60    $ 9.61       --          $0.1630           1.82%

------------------------------------------------------------------------------
1989               9.61      9.84       --           0.6931           9.90
------------------------------------------------------------------------------
1990               9.84      9.68       --           0.6797           5.53
------------------------------------------------------------------------------
1991               9.68     10.22       --           0.6637          12.85
------------------------------------------------------------------------------
1992              10.22     10.55       --           0.6442           9.85
------------------------------------------------------------------------------
1993              10.55     11.26     $0.0253        0.5796          12.72
------------------------------------------------------------------------------
1994              11.26      9.68      0.1017        0.5095          (8.48)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.5397          17.57
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.5175           3.46
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.5135           9.31
------------------------------------------------------------------------------
1998              11.10     11.04     0.2389         0.5022           6.29
------------------------------------------------------------------------------
01/01/99 -
  08/31/99        11.04     10.39       --           0.3101          (3.16)
------------------------------------------------------------------------------
                                Totals: $0.3659     $6.3158
------------------------------------------------------------------------------
                                  Cumulative Total Return as of
                                                      08/31/99:     106.67%
------------------------------------------------------------------------------

Performance Summary Class B Shares

                 Net Asset Value
                ------------------ Capital Gains                    Total
Period Covered  Beginning  Ending   Distributed  Dividends Paid   Return/1/
------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $ 9.81    $10.22       --          $0.2930           7.25%

------------------------------------------------------------------------------
1992              10.22     10.55       --           0.5654           9.02
------------------------------------------------------------------------------
1993              10.55     11.25     $0.0253        0.4959          11.78
------------------------------------------------------------------------------
1994              11.25      9.68      0.1017        0.4362          (9.08)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.4616          16.71
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.4385           2.69
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.4329           8.50
------------------------------------------------------------------------------
1998              11.10     11.04     0.2389         0.4179           5.49
------------------------------------------------------------------------------
01/01/99 -
  08/31/99        11.04     10.39       --           0.2569          (3.63)
------------------------------------------------------------------------------
                                Totals: $0.3659     $3.7983
------------------------------------------------------------------------------
                                  Cumulative Total Return as of
                                                      08/31/99:      59.25%
------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber New York Tax-Free Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                        Capital Gains
Covered     Beginning Ending   Distributed   Dividends Paid Total Return/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $10.45   $10.56       --           $0.2663           3.65%

---------------------------------------------------------------------------
1993          10.56    11.26     $0.0253         0.5226          12.04
---------------------------------------------------------------------------
1994          11.26     9.69      0.1017         0.4613          (8.81)
---------------------------------------------------------------------------
1995           9.69    10.81       --            0.4875          16.87
---------------------------------------------------------------------------
1996          10.81    10.65       --            0.4651           2.95
---------------------------------------------------------------------------
1997          10.65    11.10       --            0.4600           8.77
---------------------------------------------------------------------------
1998          11.10    11.05     0.2389          0.4466           5.86
---------------------------------------------------------------------------
01/01/99 -
  08/31/99    11.05    10.40       --            0.2748          (3.47)
---------------------------------------------------------------------------
                             Totals: $0.3659    $3.3842
---------------------------------------------------------------------------
                              Cumulative Total Return as of
                                                  08/31/99:      41.60%
---------------------------------------------------------------------------

Average Annual Total Return/1/

                                                                       % Return After
                                              % Return Without            Deducting
                                              Deducting Maximum         Maximum Sales
                                                Sales Charge               Charge
                                              ---------------------   ---------------------
                                                    Class                   Class
                                              ---------------------   ---------------------
                                                 A*     B**    C***      A*     B**    C***
---------------------------------------------------------------------------------------------
Twelve Months Ended 09/30/99                  (3.22)% (3.95)% (3.70)% (7.06)% (8.48)% (4.38)%
---------------------------------------------------------------------------------------------
Five Years Ended 09/30/99                      5.95    5.13   5.43     5.09    4.80    5.43
---------------------------------------------------------------------------------------------
Ten Years Ended 09/30/99                       6.69     N/A    N/A     6.26     N/A     N/A
---------------------------------------------------------------------------------------------
Commencement of Operations Through 09/30/99+   6.77    5.75   4.84     6.37    5.75    4.84
---------------------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are September 23, 1988, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended August 31, 1999 and since inception, May 21, 1998 through August 31, 1999, Class Y shares had a total return of (3.59)% and 1.61%, respectively. For the twelve months ended September 30, 1999 and for the period since inception, May 21, 1998 through September 30, 1999, Class Y shares had an average annual return of (2.99)% and 0.82%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber California Tax-Free Income Fund
Portfolio of Investments                             August 31, 1999 (unaudited)

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- --------------  ------------
 Municipal Bonds and Notes --
   102.84%
 California -- 100.09%
  $ 1,600  California Educational
            Facilities Authority
            Los Angeles College of
            Chiropractic Medicine..         11/01/17           5.600%      $  1,557,216
    1,375  California Educational
            Facilities Authority
            University of Southern
            California.............         10/01/27           5.500          1,345,107
    2,000  California Housing
            Finance Agency Revenue
            Bonds Series G(3)......         08/01/14           6.100          2,049,000
    2,375  California State
            Department of Water
            Resources Central
            Valley Project Revenue
            Water Systems Series Q.         12/01/17           5.250          2,317,620
      100  California State
            Economic Development
            Financing Authority
            Independent Systems
            Project Series C.......         09/01/99           2.550*           100,000
   10,450  California State Public
            Works Board Department
            of Corrections Series B
            (MBIA Insured).........         11/01/19           5.625         10,497,338
    2,000  California Statewide
            Communities Development
            Authority Apartment
            Development Revenue
            Bonds Irvine Apartment
            Communities Series A-3.         05/15/10(2)        5.100          1,915,420
    3,000  California Statewide
            Communities Development
            Authority Apartment
            Development Revenue
            Bonds Irvine Apartment
            Communities Series A-4.         05/15/13(2)        5.250          2,878,020
      500  California Statewide
            Communities Development
            Authority Certificates
            of Participation St.
            Joseph Health System
            Group..................         09/01/99           2.400*           500,000
    2,000  ABAG Finance Authority
            for Nonprofit
            Corporations
            Certificates of
            Participation Rhoda
            Haas Goldman Plaza.....         05/15/15           5.125          1,877,580
    1,245  Capistrano Unified
            School District
            Certificates of
            Participation..........         02/01/18           5.200          1,243,045
    1,350  Contra Costa
            Transportation
            Authority Sales Tax
            Revenue Bonds Series A.         03/01/07           6.875          1,428,354
    2,715  Del Mar Race Track
            Authority..............   08/15/11 to 08/15/13 6.200 to 6.450     2,810,966
      650  Duarte Redevelopment
            Agency Tax Allocation
            Davis Addition Project.         09/01/14           6.700            669,806
    5,285  Escondido Union High
            School District (MBIA
            Insured)...............   05/01/12 to 05/01/13 4.700 to 4.750#    2,613,128
    4,940  Fontana Redevelopment
            Agency Tax Allocation
            Jurupa Hills
            Redevelopment Project
            Series A...............         10/01/27       5.500 to 5.600     4,660,070
    5,300  Foothill/Eastern
            Transportation Corridor
            Agency
            California Toll Road
            Revenue Bonds..........         01/15/40           5.750          5,091,286
    1,855  Fresno Unified School
            District Series C (MBIA
            Insured)...............         02/01/18           5.900          1,951,163
    4,275  Glendale Unified School
            District Series B (FSA
            Insured)...............         09/01/18           5.500          4,275,000
    2,000  Huntington Park Public
            Financing Authority
            Wastewater Systems
            Project
            Series A++ ............         10/01/25           6.200          1,960,880
    1,060  Inglewood Redevelopment
            Agency Tax Allocation
            Merged Redevelopment
            Project Series A (AMBAC
            Insured)...............   05/01/13 to 05/01/16     5.250          1,043,907
    1,000  Intermodal Container
            Transfer Facilities
            Joint Power Authority
            Southern Pacific
            Transfer Company Series
            A......................         11/01/14           7.700          1,024,970
    1,500  La Mirada Redevelopment
            Agency Special Tax
            Community Facilities
            District Number 89-1...         10/01/20           5.700          1,407,975
    1,835  Lake Elsinore Recreation
            Authority Revenue Bonds
            Public Facilities
            Project Series A.......         02/01/17           7.100          1,874,159
    1,450  Long Beach Industrial
            Development Revenue
            Bonds CSU Foundation
            Series A...............         02/01/23           5.250          1,304,000
    1,000  Los Angeles Department
            of Water & Power
            Electric Plant Revenue
            Bonds..................         09/01/23           5.375            957,780
    5,750  Los Angeles Harbor
            Department Revenue
            Bonds Series B(3)......   11/01/23 to 08/01/25 5.375 to 6.625     5,759,573
    2,200  M-S-R Public Power
            Agency San Juan Project
            Revenue Bonds Series E
            (MBIA Insured).........         07/01/17           6.500          2,322,584

PaineWebber California Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------
 Municipal Bonds and Notes
 (continued)
 California (concluded)
  $ 6,470  Menlo Park Community
            Development Agency Tax
            Allocation Las Pulgas
            Community Development
            Project (AMBAC
            Insured)...............         06/01/16           5.375%     $  6,423,545
    1,930  Modesto Irrigation
            District Certificates
            of Participation
            Capital Improvements
            Series B...............         07/01/22           5.300         1,803,932
    1,705  Modesto Public Financing
            Authority John Thurman
            Field Renovation
            Project................         11/01/16           6.125         1,693,201
    2,625  Mojave Water Agency
            Improvement District
            Morongo Basin (FGIC
            Insured)...............         09/01/15           5.750         2,689,811
    1,605  Moulton Niguel Water
            District (MBIA
            Insured)...............         09/01/19           5.000         1,491,831
    1,000  Natomas Unified School
            District (MBIA
            Insured)...............         09/01/21           5.950         1,054,390
    1,000  Oakland General
            Obligation Bonds Series
            C (MBIA Insured).......         12/15/22           5.900         1,017,780
    2,235  Orange County Community
            Facilities Special Tax
            Rancho Santa Margarita
            District Number 86-2
            Series A...............   08/15/12 to 08/15/17 5.375 to 5.550    2,125,946
    5,000  Orange County Recovery
            Certificates of
            Participation Series A
            (MBIA Insured).........         07/01/26           6.000         5,126,900
    1,800  Poway Community
            Facilities District
            Special Tax Number 88-1
            Parkway Business
            Center.................   08/15/06 to 08/15/15 5.400 to 6.750    1,847,712
    4,425  Riverside County Public
            Financing Authority Tax
            Allocation Revenue
            Bonds Redevelopment
            Projects Series A......   10/01/11 to 10/01/16 5.200 to 5.250    4,180,885
    1,180  Rohnert Park Community
            Development Agency Tax
            Allocation (AMBAC
            Insured)...............         08/01/20           6.500         1,226,008
    5,500+ Sacramento Power
            Authority Cogeneration
            Project Revenue Bonds..         07/01/15           5.875         5,516,390
    2,200  Salinas Capital
            Improvement Projects
            Certificates of
            Participation Series A.         10/01/28           5.700         2,109,580
    1,300  San Diego County
            Certificates of
            Participation Burnham
            Institute..............         09/01/29           6.250         1,293,019
    1,300  San Diego Industrial
            Development Revenue
            Bonds San Diego Gas &
            Electric Series A......         09/01/18           6.400         1,340,300
    6,000  San Diego Industrial
            Development Revenue
            Bonds San Diego Gas &
            Electric Series A (MBIA
            Insured)...............         09/01/18           6.100         6,261,900
    3,000  San Francisco City and
            County Airport
            Commission
            International Airport
            Revenue Bonds Second
            Series Issue 8A (FGIC
            Insured)(3)............         05/01/20           6.250         3,108,000
    3,850  San Francisco City and
            County Airport
            Commission
            International Airport
            Revenue Bonds Second
            Series Issue 16A (FSA
            Insured)(3)............         05/01/13           5.500         3,896,161
    2,650  San Jose Santa Clara
            Water Financing
            Authority Sewer Revenue
            Bonds Series A (FGIC
            Insured)...............         11/15/15           5.375         2,652,385
    4,250  San Jose Unified School
            District Santa Clara
            County Series B (FGIC
            Insured)...............         08/01/17           5.200#        1,504,713
      960  San Ysidro School
            District (AMBAC
            Insured)...............         08/01/21           6.125         1,023,878
    5,485  Santa Ana Financing
            Authority Revenue Bonds
            South Harbor Boulevard
            Series B (MBIA
            Insured)(1)............         09/01/19           5.125         5,180,199
    2,000  Santa Margarita/Dana
            Point Authority Revenue
            Bonds Series A (AMBAC
            Insured)...............         08/01/18           5.125         1,903,380
    2,000  Southern California
            Public Power Authority
            Transmission Project
            Revenue Bonds..........         07/01/20           5.500         1,951,420
    5,740  Torrance Redevelopment
            Agency Tax Allocation
            Senior Lien Series C
            (MBIA Insured)(1)......         09/01/18           5.450         5,695,745
                                                                          ------------
                                                                           141,554,958
                                                                          ------------
 Florida -- 1.40%
    2,000  Florida State Board of
            Education Capital
            Outlay Revenue Bonds
            Series D(1)............         06/01/22           5.750         1,976,020
                                                                          ------------

PaineWebber California Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- --------------  ------------
 Municipal Bonds and Notes
 (concluded)
 U. S. Virgin Islands -- 1.35%
  $ 2,050  Virgin Islands Water &
            Power Authority........   07/01/13 to 07/01/18 5.125 to 5.500% $  1,915,367
                                                                           ------------
 Total Investments (cost --
   $148,787,445) -- 102.84%.........                                        145,446,345
 Liabilities in excess of other
  assets -- (2.84)%.................                                        (4,018,120)
                                                                           ------------
 Net Assets -- 100.00%..............                                       $141,428,225
                                                                           ============

---------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset date; the interest rate shown is the current rate as of August 31, 1999.
+  Entire principal amount pledged as collateral for futures transactions.
++ Illiquid security representing 1.4% of net assets.
#  Yield to maturity at purchase date on zero coupon bond.
(1)  Purchased on a forward commitment basis.
(2)  Maturity date reflects earliest date bond will be put back to issuer.
(3)  Security subject to Alternative Minimum Tax.
AMBAC American Municipal Bond Assurance Corporation
FGIC Financial Guaranty Insurance Company
FSA Financial Security Assurance Incorporated
MBIA Municipal Bond Investors Assurance

Futures Contracts

 Number of                                     In       Expiration   Unrealized
 Contracts       Contracts to Sell        Exchange For     Date     Depreciation
 --------- -----------------------------  ------------ ------------ ------------
      5    Municipal Bond Futures.......    $568,906   September 99   $(4,531)
                                                                      =======



                 See accompanying notes to financial statements

PaineWebber National Tax-Free Income Fund
Portfolio of Investments                             August 31, 1999 (unaudited)

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------
 Municipal Bonds and Notes --
   104.95%
 Alabama -- 1.76%
  $ 4,090  Birmingham Alabama
            Series B...............         06/01/24           5.250%     $  3,790,939
    1,000  Courtland Industrial
            Development Board
            Industrial Development
            Revenue Champion
            International..........         12/01/13           7.200         1,072,930
                                                                          ------------
                                                                             4,863,869
                                                                          ------------
 Alaska -- 0.49%
    1,460  Alaska Industrial
            Development & Export
            Authority Power Revenue
            Upper Lynn Canal
            Regional Power.........         01/01/12           5.700         1,366,034
                                                                          ------------
 Arizona -- 2.67%
      700  Maricopa County
            Pollution Control
            Revenue Public Service
            Company Series B.......         09/01/99           3.150*          700,000
    3,700  Phoenix General
            Obligation.............         07/01/16           6.250         4,044,544
    2,500  Tucson Arizona Airport
            Authority Lockheed
            Aermod Center
            Incorporated...........         09/01/19           8.700         2,641,075
                                                                          ------------
                                                                             7,385,619
                                                                          ------------
 Arkansas -- 0.69%
    2,000  Little Rock Arkansas
            Capital Improvement
            Revenue Parks &
            Recreation Projects
            Series A...............         01/01/18           5.700         1,916,500
                                                                          ------------
 California -- 3.99%
      160  California State (FGIC
            Insured)...............         11/01/12           7.000           178,662
    2,370  Escondido California
            Union High School
            District Capital
            Appreciation Refunding
            (MBIA Insured).........         11/01/12           4.730#        1,179,597
    2,665  Escondido California
            Union High School
            District Capital
            Appreciation Refunding
            (MBIA Insured).........         11/01/13           4.780#        1,242,423
    1,920  Long Beach Aquarium of
            The Pacific California
            Revenue................         07/01/23           6.125         1,921,229
    4,500  Sacramento Power
            Authority Cogeneration
            Project Revenue........         07/01/15           5.875         4,513,410
    2,000  San Diego County
            California Certificates
            Participation Burnham
            Institute..............         09/01/29           6.250         1,989,260
                                                                          ------------
                                                                            11,024,581
                                                                          ------------
 Colorado -- 0.95%
    1,650  Black Hawk Colorado
            Device Tax Revenue.....   12/01/12 to 12/01/21 5.500 to 5.625    1,530,667
    1,035  Colorado Housing Finance
            Authority..............         08/01/23           7.200         1,098,011
                                                                          ------------
                                                                             2,628,678
                                                                          ------------
 Connecticut -- 0.53%
    1,500  Mashantucket Western
            Pequot Tribe
            Connecticut Special
            Revenue................         09/01/12           5.700         1,453,215
                                                                          ------------

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------
 Municipal Bonds and Notes
 (continued)
 Florida -- 3.75%
  $ 5,000  Florida State Board
            Education Capital
            Outlay Refunding Public
            Education Series D.....         06/01/22           5.750%     $  4,940,050
    2,000  Hillsborough County
            Florida Industrial
            Development Authority
            Pollution Control
            Revenue................         05/01/22           8.000         2,212,680
    3,000  Plant City Utility
            Systems Revenue (MBIA
            Insured)...............         10/01/15           6.000         3,208,410
                                                                          ------------
                                                                            10,361,140
                                                                          ------------
 Georgia -- 6.74%
    1,000  Burke County Georgia
            Development Authority
            Pollution Control
            Revenue Adjustment
            Adjusted Georgia Power
            Company Plant Vogtle
            3Rd Georgia Power
            Company Plant Vogtle-
            3Th Mdy Light Rtg A1
            S&P Light Rtg A........         09/01/99           2.950*        1,000,000
    3,000  Georgia Municipal
            Electric Authority
            Power Revenue..........         01/01/12           6.250         3,204,840
    5,000  Conyers Water and Sewage
            Revenue (AMBAC
            Insured)...............         07/01/15           6.600         5,470,050
    8,000  Hall County School
            District (Pre-refunded
            with U.S. Government
            Securities to 12/01/04
            @ 102) (AMBAC Insured).         12/01/14           6.700         8,952,800
                                                                          ------------
                                                                            18,627,690
                                                                          ------------
 Hawaii -- 0.37%
    1,000  Hawaii State Department
            Budget and Finance
            Special Purpose Revenue
            (MBIA Insured).........         05/01/26           6.200         1,020,040
                                                                          ------------
 Idaho -- 0.39%
    1,025  Idaho Housing Agency
            (FHA Insured)..........         07/01/24           7.500         1,071,873
                                                                          ------------
 Illinois -- 13.55%
    2,500  Chicago Series A2 (AMBAC
            Insured)...............         01/01/15           6.250         2,705,825
   14,500  Illinois Board of
            Education Chicago
            School Reform (AMBAC
            Insured)...............   12/01/17 to 12/01/30 5.250 to 5.800   13,770,185
    4,335  Illinois Development
            Finance Authority
            Citizens Utilities.....         08/01/20           7.150         4,466,394
    3,625  Illinois Development
            Finance Authority
            Revenue Refunding
            Community
            Rehabilitation
            Providers A............   07/01/09 to 07/01/15 5.900 to 6.000    3,573,228
    1,000  Illinois Educational
            Facilities Authority
            Revenue Augustana
            College Refunding......         10/01/13           5.000           917,360
    1,700  Illinois Health
            Facilities Authority
            Revenue (Central Dupage
            Healthcorp)............         09/01/99           3.000*        1,700,000
      660  Illinois Health
            Facilities Authority
            Revenue Evangelical
            Hospital...............         04/15/17           6.750           730,607
      500  Joliet Regional Port
            District Industrial
            Building Revenue
            (Terminal Facility Dow
            Chemical)..............         09/01/99           3.300*          500,000
    2,000  Metropolitan Pier &
            Exposition Authority
            (Illinois) McCormick
            Place Convention
            Complex................         07/01/26           7.000         2,247,480
    1,170  Northern Illinois
            University (Pre-
            refunded with U.S.
            Government Securities
            to 10/01/09 @ 100).....         04/01/13           10.400        1,609,358
    4,620  Regional Transportation
            Authority (Pre-refunded
            with U.S. Government
            Securities to 06/01/04
            @ 102) (FGIC Insured)..         06/01/14           7.100         5,203,368
                                                                          ------------
                                                                            37,423,805
                                                                          ------------

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                   Maturity     Interest
   (000)                                    Dates         Rates       Value
 ---------                              -------------- ----------- ------------
 Municipal Bonds and Notes (continued)
 Indiana -- 4.21%
  $ 2,550  East Chicago Indiana Multi
            School Building
            Corporation (AMBAC
            Insured).................      07/15/14       5.500%   $  2,501,627
    3,000  Indiana Health Facility
            Finance Authority
            Methodist Hospital of
            Indiana..................      09/01/15       5.750       3,073,170
    6,000  Indianapolis Indiana
            Airport Authority Revenue
            Special Facility United
            Air Lines Project Series
            A........................      11/15/31       6.500       6,065,700
                                                                   ------------
                                                                     11,640,497
                                                                   ------------
 Kansas -- 1.81%
    5,000  Kansas State Department
            Transportation Highway
            Revenue..................      03/01/13       5.375       5,012,950
                                                                   ------------
 Massachusetts -- 5.48%
   11,405  Massachusetts Bay
            Transportation Authority
            Massachusetts General
            Transportation Systems
            Series D.................      03/01/27       5.000      10,058,982
    5,680  Massachusetts State
            Turnpike Authority
            Metropolitan Highway
            Systems Revenue (MBIA
            Insured).................      01/01/27       5.000       5,074,512
                                                                   ------------
                                                                     15,133,494
                                                                   ------------
 Michigan -- 0.73%
    1,915  Royal Oak Hospital Finance
            Authority William
            Beaumont Hospital........      01/01/19       6.625       2,013,661
                                                                   ------------
 Mississippi -- 1.22%
    3,600  Mississippi Business
            Finance Corporation
            Mississippi Pollution
            Control Revenue Refunding
            Systems Energy Resources
            Incorporated Project
            Utah.....................      05/01/22       5.900       3,373,596
                                                                   ------------
 New Hampshire -- 0.67%
    1,275  New Hampshire Higher
            Educational & Health
            Facilities Authority
            Revenue New Hampshire
            College..................      01/01/07       5.950       1,311,236
      500  New Hampshire Industrial
            Development Authority
            Central Maine Power
            Company..................      05/01/14       7.375         532,295
                                                                   ------------
                                                                      1,843,531
                                                                   ------------
 New Jersey -- 7.87%
    3,800  New Jersey Economic
            Development Authority
            (Dow Chemical)...........      09/01/99       3.000*      3,800,000
    2,500  New Jersey Economic
            Development Authority
            Economic Development
            Revenue..................      04/01/18       6.375       2,523,750
    1,890  New Jersey Housing General
            Resolution Series A......      11/01/04       6.700       1,979,435
   12,000  New Jersey State Turnpike
            Authority (MBIA
            Insured)+................      01/01/16       6.500      13,424,400
                                                                   ------------
                                                                     21,727,585
                                                                   ------------
 New York -- 12.70%
    4,350  Long Island Power
            Authority New York
            Electric Systems Revenue
            General Series A.........      12/01/29       5.500       4,134,806
    3,000  New York City Industrial
            Development Bonds
            Brooklyn Navy Yard.......      10/01/36       5.750       2,835,750
    1,150  New York City Municipal
            Water Finance Authority..      09/01/99       3.200*      1,150,000
    3,285  New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue..................      06/15/12       7.100       3,484,301
    4,500  New York City Series D....      08/01/17       5.375       4,322,295
      430  New York State Energy
            Research & Development
            Unrefunded Balance Series
            B........................      02/01/22       7.150         455,228
    2,055  New York State Energy
            Research & Development
            Authority Electric
            Facilities Revenue Series
            A........................      06/01/20       7.150       2,175,567

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                   Maturity     Interest
   (000)                                    Dates         Rates       Value
 ---------                              -------------- ----------- ------------
 Municipal Bonds and Notes (continued)
 New York (concluded)
  $   365  New York State Energy
            Research & Development
            Authority Electric
            Facilities Revenue Series
            B........................      09/01/19       7.150%   $    386,414
    2,400  New York State
            Environmental Facilities
            Corporation State Water
            Pollution Control........      06/15/14       6.875       2,625,240
    3,825  New York State Local
            Government Assistance
            Corporation..............      04/01/14       6.000       4,058,363
    3,100  Triborough Bridge & Tunnel
            Authority................      01/01/10       7.100       3,261,758
    1,000  Port Authority of New York
            & New Jersey.............      09/01/99       3.000*      1,000,000
    1,000  Port Authority of New York
            & New Jersey Kennedy
            International Airport
            Cogeneration Project 4th
            Installment Project......      10/01/11       6.750       1,078,540
    1,675  New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue Series A.........      06/15/12       7.100       1,765,215
    2,550  Triborough Bridge & Tunnel
            Authority New York
            Revenues General Purpose.      01/01/27       5.200       2,354,390
                                                                   ------------
                                                                     35,087,867
                                                                   ------------
 North Carolina -- 0.37%
    1,000  North Carolina Housing
            Finance Agency...........      03/01/18       6.200       1,023,180
                                                                   ------------
 North Dakota -- 0.13%
      340  North Dakota State Housing
            Finance Agency Revenue...      07/01/16       6.300         351,825
                                                                   ------------
 Ohio -- 5.50%
    1,145  Butler County
            Transportation
            Improvement District (FSA
            Insured).................      04/01/11       6.000       1,212,086
    6,000  Cleveland Airport Special
            Revenue Refunding
            Continental Airlines
            Incorporated.............      12/01/08       5.500       5,840,580
    2,250  Cleveland Public Power
            Systems Revenue..........      11/15/17       7.000       2,399,737
    6,000  Ohio State Water
            Development Authority
            Solid Waste Disposal
            Revenue Bay Shore Power
            Project..................      09/01/20       5.875       5,732,100
                                                                   ------------
                                                                     15,184,503
                                                                   ------------
 Pennsylvania -- 2.65%
    3,365  Beaver County Pennsylvania
            Pollution Control
            Revenue..................      06/01/21       7.000       3,559,901
    1,245  Philadelphia Pennsylvania
            Authority Industrial
            Development 1st Mortgage
            Crime Prevention
            Association..............      04/01/09       6.000       1,219,664
    2,500  Philadelphia Water &
            Wastewater Revenue.......      12/15/06       5.000       2,536,400
                                                                   ------------
                                                                      7,315,965
                                                                   ------------
 Puerto Rico -- 0.56%
    1,500  Puerto Rico Commonwealth
            (MBIA Insured)...........      07/01/15       5.650       1,549,155
                                                                   ------------
 South Carolina -- 2.98%
    1,000  Charleston Waterworks &
            Sewer Revenue (AMBAC
            Insured).................      01/01/16       6.000       1,035,690
    7,600  Piedmont Municipal Power
            Agency (MBIA Insured)....      01/01/23       4.000       5,657,592
    1,500  South Carolina State
            Housing Finance
            Development Single Family
            Mortgage Purchase........      07/01/18       5.500       1,540,770
                                                                   ------------
                                                                      8,234,052
                                                                   ------------
 Texas -- 15.82%
    4,850  Alliance Airport Authority
            Incorporated Texas
            Special Facilities
            Revenue America Airlines
            Incorporated Project.....      12/01/29       7.500       5,078,241
    5,000  Dallas County Texas
            Utility And Reclamation
            District Series B........      02/15/29       5.875       4,991,200

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates              Rates         Value
 ---------                            -------------------- --------------- ------------
 Municipal Bonds and Notes
 (concluded)
 Texas -- (concluded)
  $6,332   Harris County Lease(1)..   05/15/02 to 05/01/14 5.400 to 5.900% $  6,421,372
   7,792   Harris County Texas
            Lease Mulworth
            Project(1).............         05/01/20            5.625         7,463,921
     710   Harris County Toll Road
            Authority (AMBAC
            Insured)...............         08/15/17            6.500           757,854
   1,315   Hereford Texas
            Independent School
            District Public
            Facility Corporation
            School Facility Lease
            Revenue................         08/15/13            5.125         1,239,230
   1,500   Port Arthur Texas
            Navigation District
            (AMBAC Insured)........         03/01/12            5.125#          758,505
   1,295   San Antonio Texas
            Certificate of
            Obligation Series A....         02/01/15            5.250         1,260,268
   1,425   San Antonio Texas
            General Obligation
            Series A...............         02/01/15            5.250         1,386,781
     355   Texas State Prerefunded
            Water Development
            Board..................         08/01/18            5.750           375,356
   2,345   Texas State Public
            Property Finance
            Corporation Revenue
            Mental Health..........         09/01/03            5.400         2,342,491
   8,000   Texas State Turnpike
            Authority North Thruway
            Revenue President
            George Bush Turnpike
            (FGIC Insured).........         01/01/25            5.000         7,204,080
   1,085   Texas State Water
            Development Board......         08/01/18            5.750         1,090,870
   3,510   Texas State Water
            Financial Assistance...         08/01/35            5.500         3,341,414
                                                                           ------------
                                                                             43,711,583
                                                                           ------------
 Utah -- 0.15%
     390   Utah State Housing
            Finance Agency (FHA
            Insured)...............         01/01/11            6.450           403,751
                                                                           ------------
 Virginia -- 2.31%
     500   Peninsula Ports
            Authority Virginia
            Hospital Facility
            Revenue (FHA Insured)..         08/01/23            8.700           551,500
   4,800   Pittsylvania County
            Virginia Industrial
            Development Authority
            Revenue................         01/01/10            7.650         5,187,168
     600   Hampton Roads Medical
            College................         11/15/16            6.875           631,086
                                                                           ------------
                                                                              6,369,754
                                                                           ------------
 Wyoming -- 3.40%
   9,000   Sweetwater County Solid
            Waste Disposal Revenue
            FMC Corporation
            Project................         06/01/24            7.000         9,388,530
                                                                           ------------
 U. S. Virgin Islands -- 0.51%
   1,525   Virgin Islands Water &
            Power Authority Water
            Systems Revenue........   07/01/12 to 07/01/17 5.250 to 5.500     1,405,894
                                                                           ------------
 Total Investments (cost --
   $291,309,515) -- 104.95%.........                                        289,914,417
 Liabilities in excess of other
  assets -- (4.95)%.................                                        (13,662,884)
                                                                           ------------
 Net Assets -- 100.00%..............                                       $276,251,533
                                                                           ============

---------
#  Annualized yield at date of purchase
* Variable rate demand notes and variable rate certificates participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of August 31, 1999.
+  Security was pledged as collateral for future transactions.
(1)  Illiquid securities representing 5.03% of net assets.
AMBAC  American Municipal Bond Assurance Corporation
FGIC  Financial Guaranty Insurance Company
FHA  Federal Housing Authority
FSA  Financial Security Assurance
GNMA  Government National Mortgage Association
MBIA  Municipal Bond Investors Assurance
Futures Contracts

 Number of                                     In       Expiration   Unrealized
 Contracts       Contracts to Sell        Exchange For     Date     Appreciation
 --------- ----------------------------   ------------ ------------ ------------
    96     Municipal Bond Futures......   $11,215,813  September 99   $188,812
                                                                      ========

                 See accompanying notes to financial statements

PaineWebber Municipal High Income Fund
Portfolio of Investments                             August 31, 1999 (unaudited)

 Principal
  Amount                                          Maturity Interest
   (000)                                           Dates    Rates      Value
 ---------                                        -------- -------- ------------
 Municipal Bonds and Notes -- 100.26%
 Alabama -- 1.93%
  $2,000   Courtland Alabama Industrial
            Development Board Solid Waste
            Disposal Revenue
            Refunding Champion International
            Corporation Project.................  08/01/29  6.000%  $  1,916,940
     200   Stevenson Alabama Industrial
            Development Board Environmental
            Improvement
            Revenue Mead Corporation Project
            Series B............................  09/01/99  3.300*       200,000
                                                                    ------------
                                                                       2,116,940
                                                                    ------------
 Alaska -- 1.19%
   1,445   Alaska Industrial Development &
            Export Authority Power Revenue
            Upper Lynn Canal Regional Power.....  01/01/32  5.875      1,306,453
                                                                    ------------
 Arizona -- 1.09%
   1,200   Maricopa County Pollution Control
            Revenue Public Service Company
            Series D............................  09/01/99  3.150*     1,200,000
                                                                    ------------
 Arkansas -- 1.31%
   1,500   Little Rock Arkansas Capital
            Improvement Revenue Parks &
            Recreation Projects Series A........  01/01/18  5.700      1,437,375
                                                                    ------------
 California -- 8.25%
     350   Duarte California Redevelopment
            Agency Tax Allocation Refunding
            Davis Addition Project..............  09/01/14  6.700        360,664
   3,000   Lake Elsinore California Public
            Financing Authority Local Agency
            Revenue.............................  09/01/20  7.100      3,121,500
   1,000   Lake Elsinore California Recreation
            Authority Revenue Public Facilities
            Project Series A....................  02/01/17  7.100      1,021,340
   1,000   Long Beach Aquarium of the Pacific
            California Revenue..................  07/01/15  6.125      1,008,240
     800   Poway Community Facilities District
            Parkway Business Center.............  08/15/15  6.750        843,696
   2,700   San Diego County California
            Certificates Participation Burnham
            Institute...........................  09/01/29  6.250      2,685,501
                                                                    ------------
                                                                       9,040,941
                                                                    ------------
 Colorado -- 3.63%
   1,500   Black Hawk Colorado Device Tax
            Revenue.............................  12/01/21  5.625      1,370,355
   2,500   Hyland Hills Metropolitan Park and
            Recreation District.................  12/15/15  6.750      2,607,300
                                                                    ------------
                                                                       3,977,655
                                                                    ------------
 Georgia -- 1.31%
     400   Burke County Georgia Development
            Authority Pollution Control Revenue
            Power Company Plant.................  09/01/99  2.950*       400,000
   1,000   Development Authority of Effingham
            County Fort Howard Paper
            (assumed by Fort James Corporation).  10/01/05  7.900      1,030,720
                                                                    ------------
                                                                       1,430,720
                                                                    ------------

PaineWebber Municipal High Income Fund

 Principal
  Amount                                          Maturity Interest
   (000)                                           Dates    Rates      Value
 ---------                                        -------- -------- ------------
 Municipal Bonds and Notes (continued)
 Illinois -- 5.33%
  $1,100   Chicago Illinois O'Hare
            International Airport Special
            Facility Revenue
            United Air Lines Project Series A..   09/01/16  5.350%  $  1,008,546
     750   Illinois Educational Facilities
            Authority Revenue Augustana
            College............................   10/01/18  5.250        673,200
     750   Illinois Educational Facilities
            Authority Revenue Columbia College.   12/01/17  6.875        792,540
   3,000   Metropolitan Pier & Exposition
            Authority (Illinois) McCormick
            Place
            Convention Complex.................   07/01/26  7.000      3,371,220
                                                                    ------------
                                                                       5,845,506
                                                                    ------------
 Indiana -- 12.19%
   1,300   Crawfordsville Economic Development
            Authority Kroger Co. ..............   11/01/12  7.700      1,404,065
   4,000   Indiana State Development Finance
            Authority Inland Steel Corporation.   11/01/11  7.250      4,053,800
   2,500   Indianapolis Airport Authority
            Federal Express....................   01/15/17  7.100      2,698,175
   3,000   Indianapolis Indiana Airport
            Authority Revenue Special
            Facilities
            United Air Lines Project Series A..   11/15/31  6.500      3,032,850
   2,000   Wabash Solid Waste Disposal
            Jefferson Smurfit Corporation
            Project............................   06/01/26  7.500      2,172,700
                                                                    ------------
                                                                      13,361,590
                                                                    ------------
 Kansas -- 0.20%
     250   Shawnee County Kansas Certificates
            Participation Community
            Mental Health Center Incorporated..   07/01/19  5.350        221,643
                                                                    ------------
 Kentucky -- 3.79%
   2,200   Ashland Sewage and Solid Waste
            Ashland Incorporated Project.......   02/01/22  7.125      2,332,088
   1,250   Kenton County Airport Board Delta
            Airlines...........................   02/01/21  7.125      1,319,700
     440   Russell Health Financing Authority
            Franciscan Sisters of the Poor
            Health System......................   07/01/15  8.100        506,779
                                                                    ------------
                                                                       4,158,567
                                                                    ------------
 Louisiana -- 3.17%
     300   Ascension Parish Pollution Control
            Revenue Shell Oil Company Project..   09/01/99  3.000*       300,000
   1,000   Pointe Coupee Parish Gulf States
            Utilities..........................   03/01/13  6.700      1,034,890
   2,000   West Feliciana Parish Gulf States
            Utilities..........................   12/01/14  7.700      2,139,480
                                                                    ------------
                                                                       3,474,370
                                                                    ------------
 Mississippi -- 2.12%
   2,400   Jones County Mississippi Solid Waste
            Disposal Revenue
            International Paper Company
            Project............................   10/01/21  5.800      2,320,200
                                                                    ------------
 New Hampshire -- 4.45%
   1,690   New Hampshire Higher Educational &
            Health Facilities Authority Revenue
            New Hampshire College..............   01/01/16  6.300      1,683,003
   3,000   New Hampshire Industrial Development
            Authority Central Maine Power
            Company............................   05/01/14  7.375      3,193,770
                                                                    ------------
                                                                       4,876,773
                                                                    ------------

PaineWebber Municipal High Income Fund

 Principal
  Amount                                          Maturity Interest
   (000)                                           Dates    Rates      Value
 ---------                                        -------- -------- ------------
 Municipal Bonds and Notes (continued)
 New Jersey -- 6.54%
  $5,000   New Jersey Economic Development
            Authority Kapkowski Road Landfill..   04/01/18  6.500%  $  5,049,150
   2,000   New Jersey Economic Development
            Authority Vineland Cogeneration
            L.P. Project.......................   06/01/19  7.875      2,112,620
                                                                    ------------
                                                                       7,161,770
                                                                    ------------
 New York -- 7.71%
   2,000   New York City Industrial Development
            Agency Laguardia Associates L.P.
            Project............................   11/01/28  6.000      1,905,060
   1,000   New York City Industrial Development
            Agency Special Facilities Revenue
            American Airlines Incorporated
            Project............................   08/01/24  6.900      1,048,830
     100   New York City Municipal Water
            Finance Authority Water & Sewer
            Systems
            Revenue Series C...................   09/01/99  3.200*       100,000
     100   New York City Subseries A8..........   09/01/99  3.200*       100,000
     700   New York City Subseries E5..........   09/01/99  3.000*       700,000
   3,500   Port Authority New York & New Jersey
            Kennedy International Airport
            Cogeneration Project 4th
            Installment Project................   10/01/11  6.750      3,774,890
     100   Port Authority New York & New Jersey
            Special Obligation Revenue
            Versatile Structure Series 2.......   09/01/99  3.000*       100,000
     750   Suffolk County New York Industrial
            Development Agency
            Nissequogue Cogen Partners
            Facility...........................   01/01/13  5.300        714,780
                                                                    ------------
                                                                       8,443,560
                                                                    ------------
 Ohio -- 6.27%
   3,000   Dayton Emery Air Freight............   10/01/09  6.200      3,049,920
   4,000   Ohio State Water Development
            Authority Bay Shore Power Project..   09/01/20  5.875      3,821,400
                                                                    ------------
                                                                       6,871,320
                                                                    ------------
 Pennsylvania -- 3.67%
   1,500   Beaver County Industrial Development
            Authority Toledo Edison............   05/01/20  7.750      1,653,645
   1,000   Northeastern Pennsylvania Hospital
            and Education Authority College
            Revenue............................   07/15/18  6.000      1,001,870
   1,430   Philadelphia Pennsylvania Authority
            Industrial Development Revenue
            First Mortgage Crime Prevention
            Association........................   04/01/19  6.125      1,370,212
                                                                    ------------
                                                                       4,025,727
                                                                    ------------
 Texas -- 8.22%
     212   Department of Transport Project
            State of Texas Municipal Bond(1)...   09/15/12  7.000        216,369
   1,875   El Paso International Airport
            Marriott Hotel.....................   03/01/22  7.875      1,963,500
   1,986   Harris County Texas Lease
            Agreement(1).......................   05/01/14  5.800      2,020,195
   3,000   Harris County Texas Lease Mulworth
            Project(1).........................   05/01/20  5.625      2,873,760
   2,000   Houston Texas Airport Systems
            Revenue Special Facilities
            Continental Airlines...............   07/15/17  6.125      1,928,360
                                                                    ------------
                                                                       9,002,184
                                                                    ------------
 Utah -- 2.38%
   2,500   Tooele County Utah Hazardous Waste
            Disposal Revenue...................   08/01/10  6.750      2,607,825
                                                                    ------------

PaineWebber Municipal High Income Fund

 Principal
  Amount                                         Maturity Interest
   (000)                                          Dates    Rates      Value
 ---------                                       -------- -------- ------------
 Municipal Bonds and Notes (concluded)
 Virginia -- 6.95%
  $3,360   Alexandria Virginia Redevelopment
            and Housing Authority Multi Family
            Housing Revenue Mortgage
            Buckingham Village Apartments.....   01/01/29  5.500%  $  3,137,904
   1,175   Loudoun County Industrial
            Development Authority Dulles
            Airport Marriott Hotel............   09/01/15  7.125      1,252,127
     500   Peninsula Ports Authority Virginia
            Hospital Facility Revenue (FHA
            Insured)..........................   08/01/23  8.700        551,500
   2,500   Pittsylvania County Virginia
            Industrial Development Authority
            Revenue...........................   01/01/14  7.500      2,670,775
                                                                   ------------
                                                                      7,612,306
                                                                   ------------
 Washington -- 1.37%
   1,500   Pilchuck Development Public
            Corporation Revenue Special
            Facilities Airport Revenue........   08/01/23  6.000      1,495,935
                                                                   ------------
 West Virginia -- 1.90%
   1,900   Harrison County Commercial
            Development Bonds Kroger Company..   11/01/14  8.100      2,082,267
                                                                   ------------
 Wisconsin -- 4.45%
   1,000   Green Bay Wisconsin Redevelopment
            Authority Industrial Development
            Revenue Fort James Project........   05/01/19  5.600        931,720
   3,900   Janesville Industrial Development
            Revenue Bonds Simmons
            Manufacturing
            Company Paramount Communications..   10/15/17  7.000      3,942,042
                                                                   ------------
                                                                      4,873,762
                                                                   ------------
 U. S. Virgin Islands -- 0.84%
   1,000   Virgin Islands Water and Power
            Authority Water Systems Revenue
            Refunding.........................   07/01/17  5.500        918,940
                                                                   ------------
 Total Investments (cost -- $110,364,733) --
   100.26%.....................................                     109,864,329
 Liabilities in excess of other assets --
   (0.26)%.....................................                       (289,665)
                                                                   ------------
 Net Assets -- 100.00%.........................                    $109,574,664
                                                                   ============

---------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of August 31, 1999.
(1)  Illiquid securities representing 4.7% of net assets.
FHA  Federal Housing Authority


                 See accompanying notes to financial statements

PaineWebber New York Tax-Free Income Fund
Portfolio of Investments                             August 31, 1999 (unaudited)

 Principal
  Amount                                  Maturity       Interest
   (000)                                   Dates           Rates        Value
 ---------                            ---------------- ------------- -----------
 Municipal Bonds and Notes --
   100.03%
 New York -- 89.80%
  $1,000   Erie County Water
            Revenue Authority
            (AMBAC Insured)........       12/01/14         6.750%    $ 1,121,280
   1,000   Huntington New York
            Refunding..............       04/01/13         5.500       1,009,510
   1,600   Long Island Power
            Authority New York
            Electric Systems
            Revenue General
            Series A...............       12/01/26         5.250       1,475,968
   1,000   Metropolitan
            Transportation
            Authority New York
            Commuter Facilities
            Revenue Series A.......       07/01/28         5.250         933,910
   1,000   New York City Industrial
            Development Bonds
            Brooklyn Navy Yards#...       10/01/36         5.750         945,250
   1,900   New York City Industrial
            Development Bonds Japan
            Airlines Company#......       11/01/15         6.000       1,955,119
     360   New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue Prerefunded
            Series A...............       06/15/12         7.100         381,841
     185   New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue................       06/15/12         7.100         194,964
   1,500   New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue (MBIA Insured).       06/15/27         5.500       1,462,350
   1,500   New York City Series D..       08/01/17         5.375       1,440,765
   2,100   New York City Series J
            (FGIC Insured).........       02/15/26         5.500       2,048,508
     500   New York City Industrial
            Development Agency
            Special Facility
            Revenue#...............       07/01/19         5.400         461,625
   1,000   New York State (AMBAC
            Insured)...............       06/15/10         6.000       1,055,120
   1,000   New York State Dormitory
            Authority Revenue Bonds
            City University of New
            York+..................       07/01/16         5.625       1,003,700
      40   New York State Dormitory
            Authority Revenue Bonds
            Fordham University
            (AMBAC Insured)........       07/01/15         7.200          41,765
     700   New York State Dormitory
            Authority Revenue Bonds
            State University of New
            York...................       05/15/16         7.000         727,188
   1,000   New York State Dormitory
            Authority Revenues City
            University of New York.       07/01/28         5.000         882,180
   1,500   New York State Dormitory
            Authority Revenues
            Mental Health Services
            Facilities Improvement
            G......................       08/15/13         5.250       1,470,900
     800   New York State Energy
            Research & Development
            Central Hudson Gas &
            Electric (FGIC
            Insured)...............       10/01/14         7.375         826,408
   2,400   New York State Energy
            Research & Development
            Consolidated Edison
            Company................       08/15/20         6.100       2,453,664
      80   New York State Energy
            Research & Development
            Long Island Lighting#..       02/01/22         7.150          84,694
     250   New York State Energy
            Research & Development
            Niagara Mohawk (FGIC
            Insured)...............       10/01/13         6.625         264,545
     180   New York State Energy
            Research and
            Development Authority
            Electric Facility
            Revenue, Series A#.....       12/01/20         7.150         190,561
   1,500   New York State
            Environmental
            Facilities Corp. Spring
            Valley Water (AMBAC
            Insured)...............       08/01/24         6.150       1,546,080
      70   New York State
            Environmental
            Facilities Corp. State
            Water Pollution
            Control................       06/15/10         7.250          74,747
      10   New York State Housing
            Finance Agency.........       09/15/12         7.300          10,695
   2,250   New York State Local
            Government Assistance
            Corp. Refunding Series
            B......................       04/01/20         4.875       2,011,612
   1,500   New York State Medical
            Care Facilities
            Hospital and Nursing
            (Huntington Hospital)..       11/01/14         6.500       1,566,960
   1,000   New York State Series A.       03/15/11         5.700       1,029,320
   1,000   New York State Thruway
            Authority Highway &
            Bridge Trust Fund
            Series C...............       04/01/18         5.000         909,690
   1,025   Niagara Falls (FGIC
            Insured)...............       06/15/08         5.500       1,057,677
      60   Oneida Herkimer New York
            Solid Waste............       04/01/14         6.750          62,566
   1,000   Port Authority of New
            York & New Jersey
            Kennedy International
            Airport Cogeneration
            Project................       10/01/11         6.750       1,078,540
     750   Suffolk County New York
            Industrial Development
            Agency Industrial
            Development Revenue
            Nisseque Cogeneration
            Partners Facility#.....       01/01/13         5.300         714,780

PaineWebber New York Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates              Rates         Value
 ---------                            -------------------- --------------- ------------
 Municipal Bonds and Notes
 (concluded)
 New York (concluded)
  $1,500   Triborough Bridge &
            Tunnel Authority.......   01/01/12 to 01/01/17 5.500 to 6.000% $ 1,571,060
     300   New York City...........         09/01/99       3.100 to 3.200*     300,000
     100   New York State Dormitory
            Authority Cornell
            University Series B....         09/01/99           3.150*          100,000
     285   New York State Dormitory
            Authority Revenues
            Metropolitan Museum of
            Art Series A...........         09/01/99            3.100*         285,000
   1,100   Port Authority of New
            York & New Jersey......         09/01/99            3.000*       1,100,000
                                                                           -----------
                                                                            35,850,542
                                                                           -----------
 Florida -- 1.24%
     500   Florida State Board of
            Education Capital
            Outlay Refunding Series
            D......................         06/01/22            5.750          494,005
                                                                           -----------
 Puerto Rico -- 8.53%
   2,700   Puerto Rico Commonwealth
            Highway &
            Transportation
            Authority..............   07/01/13 to 07/01/36 5.000 to 6.250    2,595,058
     785   Puerto Rico Industrial
            Medical & Environmental
            Authority Warner
            Lambert................         05/01/14            7.600          810,717
                                                                           -----------
                                                                             3,405,775
                                                                           -----------
 U. S. Virgin Islands -- 0.46%
     200   Virgin Islands Water And
            Power Authority Water
            Systems Revenue
            Refunding..............         07/01/17            5.500          183,788
                                                                           -----------
 Total Investments (cost --
   $40,055,458) -- 100.03%..........                                        39,934,110
 Liabilities in excess of other
  assets -- (0.03)%.................                                           (10,925)
                                                                           -----------
 Net Assets -- 100.00%..............                                       $39,923,185
                                                                           ===========
---------
#  Security subject to Alternative Minimum Tax
*  Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of
   August 31, 1999.
+  Security was pledged as collateral for futures transactions
AMBAC American Municipal Bond Assurance Corporation
FGIC Federal Guaranty Insurance Corp.
MBIA Municipal Bond Investors Assurance

Futures Contracts

 Number of                                     In            Expiration     Unrealized
 Contracts     Contracts to Sell          Exchange For          Date       Appreciation
 --------- ------------------------   -------------------- --------------- ------------
     4     Municipal Bond Futures..         $461,375        September 99      $4,000
                                                                              ======

                 See accompanying notes to financial statements

PaineWebber
Statements of Assets and Liabilities                 August 31, 1999 (unaudited)

                           California     National     Municipal     New York
                            Tax-Free      Tax-Free        High       Tax-Free
                          Income Fund   Income Fund   Income Fund   Income Fund
                          ------------  ------------  ------------  -----------
Assets
Investments in
 securities, at value
 (cost -- $148,787,445,
 $291,309,515,
 $110,364,733 and
 $40,055,458,
 respectively)..........  $145,446,345  $289,914,417  $109,864,329  $39,934,110
Cash....................        75,593        76,845        51,695       12,326
Receivable for
 investments sold.......           --            --      4,932,072          --
Interest receivable.....     2,224,424     3,853,179     1,858,095      511,903
Receivable for shares of
 beneficial interest
 sold...................        84,641     1,122,690        12,115       11,000
Variation margin
 receivable.............         1,406        27,000        10,694        1,125
Other assets............        28,147       105,624        99,725       41,534
                          ------------  ------------  ------------  -----------
Total assets............   147,860,556   295,099,755   116,828,725   40,511,998
                          ------------  ------------  ------------  -----------
Liabilities
Payable for investments
 purchased..............     5,185,919    17,760,214     6,713,444      486,510
Payable for shares of
 beneficial interest
 repurchased............       932,798       451,861       290,454        4,848
Dividends payable.......       107,291       212,121        88,036       27,888
Payable to affiliates...        81,996       207,262       100,360       26,363
Accrued expenses and
 other liabilities......       124,327       216,764        61,767       43,204
                          ------------  ------------  ------------  -----------
Total liabilities.......     6,432,331    18,848,222     7,254,061      588,813
                          ------------  ------------  ------------  -----------
Net Assets
Beneficial interest --
  $0.001 par value
 (unlimited number
 authorized)............   143,629,563   276,356,857   109,286,935   39,775,062
Accumulated net realized
 gains from investments
 and futures
 transactions...........     1,144,293     1,100,962       788,133      265,471
Net unrealized
 depreciation of
 investments and
 futures................    (3,345,631)   (1,206,286)     (500,404)    (117,348)
                          ------------  ------------  ------------  -----------
Net assets..............  $141,428,225  $276,251,533  $109,574,664  $39,923,185
                          ============  ============  ============  ===========
Class A:
Net assets..............  $111,002,530  $210,677,894  $ 69,047,644  $24,116,366
                          ------------  ------------  ------------  -----------
Shares outstanding......    10,480,685    19,001,539     6,619,765    2,320,041
                          ------------  ------------  ------------  -----------
Net asset value and
 redemption value per
 share..................        $10.59        $11.09        $10.43       $10.39
                                ======        ======        ======       ======
Maximum offering price
 per share (net asset
 value plus sales charge
 of 4.00% of offering
 price).................        $11.03        $11.55        $10.86       $10.82
                                ======        ======        ======       ======
Class B:
Net assets..............  $ 12,213,260  $ 20,009,077  $ 17,448,634  $ 4,988,092
                          ------------  ------------  ------------  -----------
Shares outstanding. ....     1,152,388     1,805,191     1,673,571      480,023
                          ------------  ------------  ------------  -----------
Net asset value and
 offering price per
 share..................        $10.60        $11.08        $10.43       $10.39
                                ======        ======        ======       ======
Class C:
Net assets..............  $ 17,861,150  $ 45,011,773  $ 22,697,576  $10,810,530
                          ------------  ------------  ------------  -----------
Shares outstanding......     1,687,597     4,060,001     2,176,635    1,039,803
                          ------------  ------------  ------------  -----------
Net asset value and
 offering price per
 share..................        $10.58        $11.09        $10.43       $10.40
                                ======        ======        ======       ======
Class Y:
Net assets..............  $    351,285  $    552,789  $    380,810  $     8,197
                          ------------  ------------  ------------  -----------
Shares outstanding......        33,184        49,844        36,500          789
                          ------------  ------------  ------------  -----------
Net asset value,
 offering price and
 redemption value per
 share..................        $10.59        $11.09        $10.43       $10.39
                                ======        ======        ======       ======

                 See accompanying notes to financial statements

PaineWebber
Statements of Operations

                            For the Six Months Ended August 31, 1999 (unaudited)
                            --------------------------------------------------------
                             California     National      Municipal      New York
                              Tax-Free      Tax-Free         High        Tax-Free
                            Income Fund    Income Fund   Income Fund   Income Fund
                            ------------- -------------  ------------- -------------
Investment income:
Interest..................  $  4,046,521  $   8,158,203  $  3,407,607  $  1,145,499
                            ------------  -------------  ------------  ------------
Expenses:
Investment advisory and
 administration...........       374,135        723,679       333,754       127,257
Service fees -- Class A...       146,912        275,237        85,355        31,908
Service and distribution
 fees -- Class B..........        65,123        108,067        90,023        27,568
Service and distribution
 fees -- Class C..........        70,604        177,066        92,077        42,605
Custody and accounting....        38,764         55,650        23,813        11,664
Legal and audit...........        33,164         28,772        29,527        36,580
Transfer agency and
 service fees.............        24,964         42,521        16,021         9,681
Reports and notices to
 shareholders.............        23,683         30,193        17,135        12,201
State registration........        20,838         21,456        19,263        24,030
Trustees' fees............         5,250          5,250         5,250         5,250
Other expenses............        11,056          1,040           286         1,566
                            ------------  -------------  ------------  ------------
                                 814,493      1,468,931       712,504       330,310
Less: Fee waivers from
 adviser..................      (149,648)           --            --        (64,202)
                            ------------  -------------  ------------  ------------
Net expenses..............       664,845      1,468,931       712,504       266,108
                            ------------  -------------  ------------  ------------
Net investment income.....     3,381,676      6,689,272     2,695,103       879,391
                            ------------  -------------  ------------  ------------
Realized and unrealized
 gains (losses) from
 investment activities:
Net realized gains
 (losses) from:
 Investment transactions..       338,381       (158,235)      415,339       101,112
 Futures transactions.....        51,240        191,558      (166,828)        3,257
Net change in unrealized
 appreciation/depreciation
 of:
 Investments..............    (8,369,822)   (16,272,879)   (4,890,008)   (2,587,357)
 Futures..................       (14,531)       188,812       (11,156)       (2,374)
                            ------------  -------------  ------------  ------------
Net realized and
 unrealized losses from
 investment activities....    (7,994,732)   (16,050,744)   (4,652,653)   (2,485,362)
                            ------------  -------------  ------------  ------------
Net decrease in net assets
 resulting from
 operations...............   $(4,613,056) $  (9,361,472)  $(1,957,550)  $(1,605,971)
                            ============  =============  ============  ============


                 See accompanying notes to financial statements

PaineWebber California Tax-Free Income Fund
Statement of Changes in Net Assets

                                                 For the Six
                                                Months Ended     For the Year
                                               August 31, 1999       Ended
                                                 (unaudited)   February 28, 1999
                                               --------------- -----------------
From operations:
Net investment income........................   $  3,381,676     $  6,722,798
Net realized gains from investments and
 futures transactions........................        389,621        3,155,988
Net change in unrealized
 appreciation/depreciation of investments and
 futures.....................................     (8,384,353)      (1,817,795)
                                                ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................     (4,613,056)       8,060,991
                                                ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income -- Class A.............     (2,733,018)      (5,429,352)
Net investment income -- Class B.............       (252,470)        (557,752)
Net investment income -- Class C.............       (389,771)        (724,462)
Net investment income -- Class Y.............         (6,417)         (11,232)
Net realized gains from investment
 transactions -- Class A.....................            --        (3,272,689)
Net realized gains from investment
 transactions -- Class B.....................            --          (400,415)
Net realized gains from investment
 transactions -- Class C.....................            --          (512,411)
Net realized gains from investment
 transactions -- Class Y.....................            --            (7,943)
                                                ------------     ------------
Total dividends and distributions to
 shareholders................................     (3,381,676)     (10,916,256)
                                                ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     11,546,758       18,059,890
Cost of shares repurchased...................    (15,854,556)     (22,951,550)
Proceeds from dividends reinvested...........      1,714,915        5,540,671
                                                ------------     ------------
Net increase (decrease) in net assets from
 beneficial interest transactions............     (2,592,883)         649,011
                                                ------------     ------------
Net decrease in net assets...................    (10,587,615)      (2,206,254)
Net assets:
Beginning of period..........................    152,015,840      154,222,094
                                                ------------     ------------
End of period................................   $141,428,225     $152,015,840
                                                ============     ============

                 See accompanying notes to financial statements

PaineWebber National Tax-Free Income Fund
Statement of Changes in Net Assets

                                                 For the Six
                                                Months Ended     For the Year
                                               August 31, 1999       Ended
                                                 (unaudited)   February 28, 1999
                                               --------------- -----------------
From operations:
Net investment income........................   $  6,689,272     $ 13,901,664
Net realized gains from investments and
 futures transactions........................         33,323        7,685,449
Net change in unrealized
 appreciation/depreciation of investments and
 futures.....................................    (16,084,067)      (6,616,634)
                                                ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................     (9,361,472)      14,970,479
                                                ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income -- Class A.............     (5,248,636)     (10,791,089)
Net investment income -- Class B.............       (428,021)      (1,072,277)
Net investment income -- Class C.............     (1,001,337)      (2,024,190)
Net investment income -- Class Y.............        (11,278)         (14,108)
Net realized gains from investment
 transactions -- Class A.....................            --        (5,560,128)
Net realized gains from investment
 transactions -- Class B.....................            --          (614,087)
Net realized gains from investment
 transactions -- Class C.....................            --        (1,135,565)
Net realized gains from investment
 transactions -- Class Y.....................            --            (7,094)
                                                ------------     ------------
Total dividends and distributions to
 shareholders................................     (6,689,272)     (21,218,538)
                                                ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     12,619,051       29,885,363
Cost of shares repurchased...................    (23,933,168)     (50,116,104)
Proceeds from dividends reinvested...........      4,337,573       14,014,344
                                                ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................     (6,976,544)      (6,216,397)
                                                ------------     ------------
Net decrease in net assets...................    (23,027,288)     (12,464,456)
Net assets:
Beginning of period..........................    299,278,821      311,743,277
                                                ------------     ------------
End of period................................   $276,251,533     $299,278,821
                                                ============     ============


                 See accompanying notes to financial statements

PaineWebber Municipal High Income Fund
Statement of Changes in Net Assets

                                                 For the Six
                                                Months Ended     For the Year
                                               August 31, 1999       Ended
                                                 (unaudited)   February 28, 1999
                                               --------------- -----------------
From operations:
Net investment income........................   $  2,695,103     $  5,038,231
Net realized gains from investments and
 futures transactions........................        248,511        1,315,796
Net change in unrealized
 appreciation/depreciation of investments and
 futures.....................................     (4,901,164)      (2,011,365)
                                                ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................     (1,957,550)       4,342,662
                                                ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income -- Class A.............     (1,734,344)      (3,208,275)
Net investment income -- Class B.............       (387,478)        (783,090)
Net investment income -- Class C.............       (562,516)      (1,030,416)
Net investment income -- Class Y.............        (10,765)         (16,450)
Net realized gains from investment
 transactions -- Class A.....................            --           (83,846)
Net realized gains from investment
 transactions -- Class B.....................            --           (24,705)
Net realized gains from investment
 transactions -- Class C.....................            --           (29,688)
Net realized gains from investment
 transactions -- Class Y.....................            --              (492)
                                                ------------     ------------
Total dividends and distributions to
 shareholders................................     (2,695,103)      (5,176,962)
                                                ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     13,126,666       29,444,970
Cost of shares repurchased...................    (10,683,550)     (20,867,956)
Proceeds from dividends reinvested...........      1,568,525        3,049,335
                                                ------------     ------------
Net increase in net assets from beneficial
 interest transactions.......................      4,011,641       11,626,349
                                                ------------     ------------
Net increase (decrease) in net assets........       (641,012)      10,792,049
Net assets:
Beginning of period..........................    110,215,676       99,423,627
                                                ------------     ------------
End of period................................   $109,574,664     $110,215,676
                                                ============     ============


                 See accompanying notes to financial statements

PaineWebber New York Tax-Free Income Fund
Statement of Changes in Net Assets

                                                 For the Six
                                                Months Ended     For the Year
                                               August 31, 1999       Ended
                                                 (unaudited)   February 28, 1999
                                               --------------- -----------------
From operations:
Net investment income........................    $   879,391      $ 1,922,946
Net realized gains from investments and
 futures transactions........................        104,369        1,227,137
Net change in unrealized
 appreciation/depreciation of investments and
 futures.....................................     (2,589,731)        (617,979)
                                                 -----------      -----------
Net increase (decrease) in net assets
 resulting from operations...................     (1,605,971)       2,532,104
                                                 -----------      -----------
Dividends and distributions to shareholders
 from:
Net investment income -- Class A.............       (559,213)      (1,192,008)
Net investment income -- Class B.............        (99,680)        (248,634)
Net investment income -- Class C.............       (220,096)        (481,660)
Net investment income -- Class Y.............           (402)            (643)
Net realized gains from investment
 transactions -- Class A.....................            --          (609,522)
Net realized gains from investment
 transactions -- Class B.....................            --          (131,564)
Net realized gains from investment
 transactions -- Class C.....................            --          (254,029)
Net realized gains from investment
 transactions -- Class Y.....................            --              (417)
                                                 -----------      -----------
Total dividends and distributions to
 shareholders................................       (879,391)      (2,918,477)
                                                 -----------      -----------
From beneficial interest transactions:
Net proceeds from the sale of shares.........      1,729,581        7,383,454
Cost of shares repurchased...................     (4,898,003)      (8,488,955)
Proceeds from dividends reinvested...........        570,181        2,009,257
                                                 -----------      -----------
Net increase (decrease) in net assets from
 beneficial interest transactions............     (2,598,241)         903,756
                                                 -----------      -----------
Net increase (decrease) in net assets........     (5,083,603)         517,383
Net assets:
Beginning of period..........................     45,006,788       44,489,405
                                                 -----------      -----------
End of period................................    $39,923,185      $45,006,788
                                                 ===========      ===========


                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)
Organization And Significant Accounting Policies
 PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribu-tion plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally ob-tain market values for their securities from independent pricing sources. Inde-pendent pricing sources may use reported last sale prices, current market quo-tations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC secu-rities are valued at the last bid price available prior to valuation. Securi-ties which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds. If a market value is not available from an independent pricing source for a particu-lar security, that security is valued at fair value as determined in good faith by or under the direction of the Funds' board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as ad-justments to interest income and the identified cost of securities.

Notes to Financial Statements (unaudited)
 Income and expenses (excluding class-specific expenses) are allocated propor-tionately to each class of shares based upon the relative value of dividend el-igible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective class). Class-specific expenses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation mar-gin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts in strategies intended to enhance in-come or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Concentration of Risk
 Each Fund follows an investment policy of investing primarily in municipal ob-ligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest primarily in municipal obligations of their respective states. This concentration of investments may subject these Funds to greater risks. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obli-gations held by those Funds.
Bank Line of Credit
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended August 31, 1999, the Funds did not borrow under the Facility.
Investment Adviser and Administrator
 Each Trust's board of trustees has approved an Investment Advisory and Admin-istration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National

Notes to Financial Statements (unaudited)
Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High In-come Fund's and New York Tax-Free Income Fund's average daily net assets. At August 31, 1999, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitch-ell Hutchins $36,391, $117,180, $56,142 and $10,139, respectively, in invest-ment advisory and administration fees. For the six months ended August 31, 1999 Mitchell Hutchins voluntarily waived $149,648 and $64,202 in investment advi-sory and administration fees from the California Tax-Free Income Fund and New York Tax-Free Income Fund, respectively.
Distribution Plans
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At August 31, 1999, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $45,605, $90,082, $44,218 and $16,224, respectively, in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the six months ended August 31, 1999, it earned $110,216, $112,102, $67,993 and $26,201 in sales charges for the California Tax-Free Income Fund, National Tax-Free In-come Fund, Municipal High Income Fund and New York Tax-Free Income Fund, re-spectively.
Transfer Agency Service Fees
 PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended August 31, 1999, PaineWebber received from PFPC Inc., not the Funds, ap-proximately 55%, 46%, 55% and 55% of the total transfer agency and related service fees collected by PFPC Inc. from the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.
Investments in Securities
 For federal income tax purposes, the cost of securities owned at August 31, 1999, was substantially the same as the cost of securities for financial state-ment purposes.
 At August 31, 1999, the components of net unrealized depreciation of invest-ments were as follows:

                             California    National     Municipal    New York
                              Tax-Free     Tax-Free       High       Tax-Free
                             Income Fund  Income Fund  Income Fund  Income Fund
                             -----------  -----------  -----------  -----------
Gross appreciation
 (investments having an
 excess of value over cost). $   617,551  $ 5,069,975  $ 1,795,312   $ 849,893
Gross depreciation
 (investments having an
 excess of cost over value).  (3,958,651)  (6,465,073)  (2,295,716)   (971,241)
                             -----------  -----------  -----------   ---------
Net unrealized depreciation
 of investments............. $(3,341,100) $(1,395,098) $  (500,404)  $(121,348)
                             ===========  ===========  ===========   =========

Notes to Financial Statements (unaudited)

 For the six months ended August 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                 California   National    Municipal   New York
                                  Tax-Free    Tax-Free      High      Tax-Free
                                 Income Fund Income Fund Income Fund Income Fund
                                 ----------- ----------- ----------- -----------
Purchases....................... $19,507,093 $54,896,090 $11,080,724 $3,294,927
Sales........................... $24,750,420 $51,029,590 $ 7,641,690 $7,025,475

Federal Tax Status
 Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 At February 28,1999, National Tax-Free Income Fund had $394,177 of capital loss carryforwards available relating to its acquisition on November 3, 1995 of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund, which will expire by February 28, 2003. To the extent that any net capital loss carryforwards are used, as provided in the regulations, to offset future capital gains, it is probable that the gains so offset will not be distributed.

Notes to Financial Statements (unaudited)
Shares of Beneficial Interest
 There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  Class A                  Class B                  Class C                Class Y
                          ------------------------  ----------------------  ------------------------  ------------------
                            Shares       Amount      Shares      Amount       Shares       Amount     Shares    Amount
                          ----------  ------------  --------  ------------  ----------  ------------  -------  ---------
California Tax-Free
 Income Fund
Six Months Ended August
 31, 1999:
Shares sold.............     553,851  $  6,120,776   235,229  $  2,574,624     242,548  $  2,665,015   17,232  $ 186,343
Shares repurchased......  (1,050,076)  (11,459,852) (139,805)   (1,526,240)   (250,640)   (2,729,473) (12,469)  (138,991)
Shares converted from
 Class B to Class A.....     183,385     2,013,171  (183,280)   (2,013,171)     --           --         --        --
Dividends reinvested....     123,019     1,344,618    10,359       113,170      23,078       252,069      462      5,058
                          ----------  ------------  --------  ------------  ----------  ------------  -------  ---------
Net increase (decrease).    (189,821) $ (1,981,287)  (77,497) $   (851,617)     14,986  $    187,611    5,225  $  52,410
                          ==========  ============  ========  ============  ==========  ============  =======  =========
Year Ended February 28,
 1999:
Shares sold.............     740,844  $  8,433,654   420,927  $  4,789,060     407,805  $  4,621,823   18,991  $ 215,353
Shares repurchased......  (1,464,217)  (16,586,563) (299,581)   (3,416,618)   (257,876)   (2,917,520)  (2,750)   (30,849)
Shares converted from
 Class B to Class A.....     403,728     4,561,700  (403,372)   (4,561,700)     --           --         --        --
Dividends reinvested....     379,806     4,285,994    38,923       439,604      70,574       795,963    1,693     19,110
                          ----------  ------------  --------  ------------  ----------  ------------  -------  ---------
Net increase (decrease).      60,161  $    694,785  (243,103) $ (2,749,654)    220,503  $  2,500,266   17,934  $ 203,614
                          ==========  ============  ========  ============  ==========  ============  =======  =========
National Tax-Free Income
 Fund
Six Months Ended August
 31, 1999:
Shares sold.............     578,458  $  6,630,333   236,289  $  2,699,796     257,910  $  2,982,620   26,448  $ 306,302
Shares repurchased......  (1,592,824)  (18,372,476)  (47,053)   (1,687,062)   (331,741)   (3,816,737)  (4,915)   (56,893)
Shares converted from
 Class B to Class A.....     354,831     4,088,321  (454,470)   (4,088,321)     --           --         --        --
Dividends reinvested....     296,089     3,391,824    16,448       188,529      65,159       746,301      958     10,919
                          ----------  ------------  --------  ------------  ----------  ------------  -------  ---------
Net increase (decrease).    (363,446) $ (4,261,998) (248,786) $ (2,887,058)     (8,672) $    (87,816)  22,491  $ 260,328
                          ==========  ============  ========  ============  ==========  ============  =======  =========
Year Ended February 28,
 1999:
Shares sold.............   1,202,289  $ 14,355,836   567,368  $  6,768,383     731,376  $  8,693,315    5,702  $  67,829
Shares repurchased......  (2,772,759)  (32,955,038) (430,222)   (5,122,831) (1,010,512)  (12,035,240)    (251)    (2,995)
Shares converted from
 Class B to Class A.....     894,312    10,669,407  (894,563)  (10,669,407)     --           --         --        --
Dividends reinvested....     911,223    10,789,984    69,736       825,483     200,823     2,377,551    1,801     21,326
                          ----------  ------------  --------  ------------  ----------  ------------  -------  ---------
Net increase (decrease).     235,065  $  2,860,189  (687,681) $ (8,198,372)    (78,313) $   (964,374)   7,252  $  86,160
                          ==========  ============  ========  ============  ==========  ============  =======  =========

Notes to Financial Statements (unaudited)
Shares of Beneficial Interest (concluded)

                                 Class A                 Class B                Class C              Class Y
                          -----------------------  ---------------------  ---------------------  ----------------
                           Shares       Amount      Shares     Amount      Shares     Amount     Shares   Amount
                          ---------  ------------  --------  -----------  --------  -----------  ------  --------
Municipal High Income
 Fund
Six Months Ended August
 31, 1999:
Shares sold.............    762,489  $  8,165,726   239,256  $ 2,567,004   217,884  $ 2,349,191   4,173  $ 44,745
Shares repurchased......   (547,386)   (5,874,532) (126,079)  (1,358,296) (316,291)  (3,378,789) (6,717)  (71,933)
Shares converted from
 Class B to Class A.....    175,115     1,886,269  (175,227)  (1,886,269)    --         --         --       --
Dividends reinvested ...     91,624       982,162    18,096      193,997    35,624      381,752     990    10,614
                          ---------  ------------  --------  -----------  --------  -----------  ------  --------
Net increase (decrease).    481,842  $  5,159,625   (43,954) $  (483,564)  (62,783) $  (647,846) (1,554) $(16,574)
                          =========  ============  ========  ===========  ========  ===========  ======  ========
Year Ended February 28,
 1999:
Shares sold.............  1,135,193  $ 12,423,758   829,528  $ 9,074,526   689,391  $ 7,542,258  36,978  $404,428
Shares repurchased......   (986,808)  (10,797,960) (394,045)  (4,308,107) (520,751)  (5,700,686) (5,599)  (61,203)
Shares converted from
 Class B to Class A.....    405,558     4,437,624  (405,705)  (4,437,624)    --         --         --       --
Dividends reinvested....    175,957     1,923,125    36,333      396,953    65,218      712,560   1,527    16,697
                          ---------  ------------  --------  -----------  --------  -----------  ------  --------
Net increase............    729,900  $  7,986,547    66,111  $   725,748   233,858  $ 2,554,132  32,906  $359,922
                          =========  ============  ========  ===========  ========  ===========  ======  ========
New York Tax-Free Income
 Fund
Six Months Ended August
 31, 1999:
Shares sold.............     89,049  $    955,532    29,838  $   321,691    42,044  $   448,880     317  $  3,478
Shares repurchased......   (323,880)   (3,504,459)  (40,009)    (433,794)  (87,557)    (944,460) (1,436)  (15,289)
Shares converted from
 Class B to Class A.....     59,873       646,013   (59,891)    (646,013)    --         --         --       --
Dividends reinvested ...     32,279       346,925     4,910       52,743    15,837      170,158      33       354
                          ---------  ------------  --------  -----------  --------  -----------  ------  --------
Net decrease............   (142,679) $ (1,555,989)  (65,152) $  (705,373)  (29,676) $  (325,422) (1,086) $(11,457)
                          =========  ============  ========  ===========  ========  ===========  ======  ========
Year Ended February 28,
 1999:
Shares sold.............    399,688  $  4,460,550   146,747  $ 1,635,818   113,337  $ 1,264,677   2,017  $ 22,409
Shares repurchased......   (400,090)   (4,442,034) (103,652)  (1,155,003) (259,962)  (2,889,290)   (236)   (2,628)
Shares converted from
 Class B to Class A.....    220,207     2,456,208  (220,220)  (2,456,208)    --         --         --       --
Dividends reinvested....    112,472     1,247,040    18,141      200,952    50,534      560,221      94     1,044
                          ---------  ------------  --------  -----------  --------  -----------  ------  --------
Net increase (decrease).    332,277  $  3,721,764  (158,984) $(1,774,441)  (96,091) $(1,064,392)  1,875  $ 20,825
                          =========  ============  ========  ===========  ========  ===========  ======  ========

                      [This Page Intentionally Left Blank]

PaineWebber California Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  Class A
                          -------------------------------------------------------------


                            For the                      For the
                          Six Months                      Years
                             Ended                        Ended
                          August 31,                February 28 or 29,
                             1999      ------------------------------------------------
                          (unaudited)    1999      1998      1997      1996      1995
                          -----------  --------  --------  --------  --------  --------
Net asset value,
 beginning of period....     $11.18      $11.39    $10.91    $11.02    $10.68    $11.41

                             ------      ------    ------    ------    ------    ------
Net investment income...       0.26        0.52      0.51      0.52      0.57      0.58
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures................      (0.59)       0.11      0.48     (0.11)     0.34     (0.63)

                             ------      ------    ------    ------    ------    ------
Net increase (decrease)
 from investment
 operations.............      (0.33)       0.63      0.99      0.41      0.91     (0.05)

                             ------      ------    ------    ------    ------    ------
Dividends from net
 investment income......      (0.26)      (0.52)    (0.51)    (0.52)    (0.57)    (0.58)
Distributions from net
 realized gains from
 investment
 transactions...........        --        (0.32)      --        --        --      (0.10)

                             ------      ------    ------    ------    ------    ------
Total dividends and
 distributions to
 shareholders...........      (0.26)      (0.84)    (0.51)    (0.52)    (0.57)    (0.68)

                             ------      ------    ------    ------    ------    ------
Net asset value, end of
 period.................     $10.59      $11.18    $11.39    $10.91    $11.02    $10.68

                             ======      ======    ======    ======    ======    ======
Total investment
 return(1)..............      (3.04)%      5.90%     9.26%     3.92%     8.68%    (0.18)%

                             ======      ======    ======    ======    ======    ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........   $111,003    $119,266  $120,804  $127,040  $151,684  $178,234
Expenses to average net
 assets, net of waivers
 from adviser...........       0.76%*      0.83%     0.98%     0.97%     0.94%     0.88%
Expenses to average net
 assets, before waivers
 from adviser...........       0.96%*      0.96%     0.98%     0.97%     0.94%     0.88%
Net investment income to
 average net assets, net
 of waivers from
 adviser................       4.64%*      4.59%     4.56%     4.85%     5.21%     5.55%
Net investment income to
 average net assets,
 before waivers from
 adviser................       4.44%*      4.46%     4.56%     4.85%     5.21%     5.55%
Portfolio turnover rate.         13%         45%      107%       73%       32%       11%

---------

 + Commencement of issuance of shares.
 * Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                      Class B                                                    Class C
--------------------------------------------------------   -------------------------------------------------------

  For the                    For the                         For the                   For the
Six Months                    Years                        Six Months                   Years
   Ended                      Ended                           Ended                     Ended
August 31,             February 28 or 29,                  August 31,            February 28 or 29,
   1999      -------------------------------------------      1999     -------------------------------------------
(unaudited)   1999     1998     1997     1996     1995     (unaudited)  1999     1998     1997     1996     1995
-----------  -------  -------  -------  -------  -------   ----------- -------  -------  -------  -------  -------
   $11.18     $11.39   $10.92   $11.03   $10.69   $11.41      $11.17    $11.38   $10.90   $11.02   $10.67   $11.40

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
     0.21       0.43     0.42     0.44     0.48     0.50        0.23      0.46     0.45     0.47     0.51     0.53
    (0.58)      0.11     0.47    (0.11)    0.34    (0.62)      (0.59)     0.11     0.48    (0.12)    0.35    (0.63)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
    (0.37)      0.54     0.89     0.33     0.82    (0.12)      (0.36)     0.57     0.93     0.35     0.86    (0.10)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
    (0.21)     (0.43)   (0.42)   (0.44)   (0.48)   (0.50)      (0.23)    (0.46)   (0.45)   (0.47)   (0.51)   (0.53)
      --       (0.32)     --       --       --     (0.10)        --      (0.32)     --       --       --     (0.10)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
    (0.21)     (0.75)   (0.42)   (0.44)   (0.48)   (0.60)      (0.23)    (0.78)   (0.45)   (0.47)   (0.51)   (0.63)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
   $10.60     $11.18   $11.39   $10.92   $11.03   $10.69      $10.58    $11.17   $11.38   $10.90   $11.02   $10.67

   ======     ======   ======   ======   ======   ======      ======    ======   ======   ======   ======   ======
    (3.32)%     5.06%    8.33%    3.14%    7.86%   (0.85)%     (3.29)%    5.35%    8.71%    3.30%    8.22%   (0.70)%

   ======     ======   ======   ======   ======   ======      ======    ======   ======   ======   ======   ======
  $12,213    $13,756  $16,783  $20,943  $27,175  $33,007     $17,861   $18,682  $16,522  $17,624  $22,155  $28,217
     1.51%*     1.59%    1.75%    1.74%    1.70%    1.64%       1.26%*    1.33%    1.50%    1.49%    1.46%    1.40%
     1.71%*     1.72%    1.75%    1.74%    1.70%    1.64%       1.46%*    1.47%    1.50%    1.49%    1.46%    1.40%
     3.87%*     3.81%    3.79%    4.08%    4.45%    4.78%       4.13%*    4.08%    4.05%    4.34%    4.69%    5.05%
     3.67%*     3.68%    3.79%    4.08%    4.45%    4.78%       3.93%*    3.94%    4.05%    4.34%    4.69%    5.05%
       13%        45%     107%      73%      32%      11%         13%       45%     107%      73%      32%      11%
                      Class ClassBY
----------------------------------------------------------
                                        For the
  For the      For the                   Period
Six Months   Six Months    For the    February 5,
   Ended        Ended        Year        1998+
August 31,   August 31,      Ended      through
   1999         1999     February 28, February 28,
(unaudited)  (unaudited)     1999         1998
------------ ----------- ------------ ------------
   $11.18      $11.18       $11.38       $11.42

   ------      ------       ------       ------
     0.21        0.27         0.55         0.04
    (0.58)      (0.59)        0.12        (0.04)

   ------      ------       ------       ------
    (0.37)      (0.32)        0.67         0.00

   ------      ------       ------       ------
    (0.21)      (0.27)       (0.55)       (0.04)
      --          --         (0.32)         --

   ------      ------       ------       ------
    (0.21)      (0.27)       (0.87)       (0.04)

   ------      ------       ------       ------
   $10.60      $10.59       $11.18       $11.38

   ======      ======       ======       ======
    (3.32)%     (2.92)%       6.28%       (0.34)%

   ======      ======       ======       ======
  $12,213      $  351       $  312       $  114
     1.51%*      0.50%*       0.55%        0.76%*
     1.71%*      0.70%*       0.71%        0.76%*
     3.87%*      4.90%*       4.87%        5.07%*
     3.67%*      4.70%*       4.71%        5.07%*
       13%         13%          45%         107%

PaineWebber National Tax-Free Income Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  Class A
                          ------------------------------------------------------------------
                            For the                      For the
                          Six Months                      Years
                             Ended                        Ended
                          August 31,                February 28 or 29,
                             1999      -----------------------------------------------------
                          (unaudited)    1999      1998      1997      1996           1995
                          -----------  --------  --------  --------  --------       --------
Net asset value,
 beginning of period....     $11.73      $11.97    $11.55    $11.64    $11.26         $12.00

                             ------      ------    ------    ------    ------         ------
Net investment income...       0.27        0.56      0.56      0.55      0.58           0.63
Net realized and
 unrealized gains
 (losses) from
 investments and futures
 .......................      (0.64)       0.05      0.50     (0.09)     0.39          (0.73)

                             ------      ------    ------    ------    ------         ------
Net increase (decrease)
 from investment
 operations.............      (0.37)       0.61      1.06      0.46      0.97          (0.10)

                             ------      ------    ------    ------    ------         ------
Dividends from net
 investment income......      (0.27)      (0.56)    (0.56)    (0.55)    (0.59)         (0.63)
Distributions from net
 realized gains from
 investment
 transactions...........        --        (0.29)    (0.08)      --        --           (0.01)

                             ------      ------    ------    ------    ------         ------
Total dividends and
 distributions to
 shareholders...........      (0.27)      (0.85)    (0.64)    (0.55)    (0.59)         (0.64)

                             ------      ------  --------    ------    ------         ------
Net asset value, end of
 period.................     $11.09      $11.73    $11.97    $11.55    $11.64         $11.26

                             ======      ======    ======    ======    ======         ======
Total investment
 return(1)..............      (3.17)%      5.31%     9.48%     4.14%     8.75%         (0.63)%

                             ======      ======    ======    ======    ======         ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........   $210,678    $227,151  $229,040  $263,425  $315,899       $346,579
Expenses to average net
 assets.................       0.87%*      0.94%     0.95%     0.91%     0.93%(/2/)     0.88%
Net investment income to
 average net assets.....       4.75%*      4.72%     4.77%     4.85%     5.06%(/2/)     5.62%
Portfolio turnover rate.         18%         43%       79%       81%       74%            60%

---------

*  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                      Class B                                                         Class C
-------------------------------------------------------------   -------------------------------------------------------------
  For the                    For the                              For the                   For the
Six Months                    Years                             Six Months                   Years
   Ended                      Ended                                Ended                      Ended
August 31,             February 28 or 29,                       August 31,             February 28 or 29,
   1999      ------------------------------------------------      1999     -------------------------------------------------
(unaudited)   1999     1998     1997     1996          1995     (unaudited)  1999     1998     1997     1996           1995
-----------  -------  -------  -------  -------       -------   ----------- -------  -------  -------  -------       --------
   $11.73     $11.97   $11.55   $11.64   $11.26        $11.99      $11.73    $11.97   $11.55   $11.64   $11.26         $12.00

   ------     ------   ------   ------   ------        ------      ------    ------   ------   ------   ------         ------
     0.23       0.47     0.47     0.46     0.49          0.54        0.24      0.50     0.50     0.49     0.52           0.57
    (0.65)      0.05     0.50    (0.09)    0.39         (0.72)      (0.64)     0.05     0.50    (0.09)    0.39          (0.73)

   ------     ------   ------   ------   ------        ------      ------    ------   ------   ------   ------         ------
    (0.42)      0.52     0.97     0.37     0.88         (0.18)      (0.40)     0.55     1.00     0.40     0.91          (0.16)

   ------     ------   ------   ------   ------        ------      ------    ------   ------   ------   ------         ------
    (0.23)     (0.47)   (0.47)   (0.46)   (0.50)        (0.54)      (0.24)    (0.50)   (0.50)   (0.49)   (0.53)         (0.57)
      --       (0.29)   (0.08)     --       --          (0.01)        --      (0.29)   (0.08)     --       --           (0.01)

   ------     ------   ------   ------   ------        ------      ------    ------   ------   ------   ------         ------
    (0.23)     (0.76)   (0.55)   (0.46)   (0.50)        (0.55)      (0.24)    (0.79)   (0.58)   (0.49)   (0.53)         (0.58)

   ------     ------   ------   ------   ------        ------      ------    ------   ------   ------   ------         ------
   $11.08     $11.73   $11.97   $11.55   $11.64        $11.26      $11.09    $11.73   $11.97   $11.55   $11.64         $11.26

   ======     ======   ======   ======   ======        ======      ======    ======   ======   ======   ======         ======
   (3.64)%      4.48%    8.62%    3.35%    7.94%        (1.29)%    (3.42)%     4.76%    8.92%    3.61%    8.19%         (1.13)%

   ======     ======   ======   ======   ======        ======      ======    ======   ======   ======   ======         ======
  $20,009    $24,085  $32,815  $40,949  $51,546       $58,958     $45,012   $47,722  $49,647  $59,652  $75,076       $101,642
     1.65%*     1.72%    1.73%    1.67%    1.68%(/2/)    1.64%       1.39%*    1.47%    1.47%    1.42%    1.45%(/2/)     1.40%
     3.95%*     3.93%    3.98%    4.09%    4.31%(/2/)    4.86%       4.23%*    4.20%    4.26%    4.34%    4.57%(/2/)     5.13%
       18%        43%      79%      81%      74%           60%         18%       43%      79%      81%      74%            60%

PaineWebber National Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                               Class Y
                            ------------------------------------------------
                                                                  For the
                              For the         For the              Period
                            Six Months         Years            November 3,
                               Ended           Ended               1995+
                            August 31,      February 28,          through
                               1999     ----------------------  February 29,
                            (unaudited)  1999    1998    1997       1996
                            ----------- ------  ------  ------  ------------
Net asset value, beginning
 of period................    $11.73    $11.98  $11.55  $11.65     $11.62

                              ------    ------  ------  ------     ------
Net investment income.....      0.29      0.59    0.59    0.58       0.19
Net realized and
 unrealized gains (losses)
 from investments and
 futures..................     (0.65)     0.04    0.51   (0.10)      0.01

                              ------    ------  ------  ------     ------
Net increase from
 investment operations....     (0.36)     0.63    1.10    0.48       0.20

                              ------    ------  ------  ------     ------
Dividends from net
 investment income........     (0.28)    (0.59)  (0.59)  (0.58)     (0.17)
Distributions from net
 realized gains from
 investment transactions..       --      (0.29)  (0.08)    --         --

                              ------    ------  ------  ------     ------
Total dividends and
 distributions to
 shareholders.............     (0.28)    (0.88)  (0.67)  (0.58)     (0.17)

                              ------    ------  ------  ------     ------
Net asset value, end of
 period...................    $11.09    $11.73  $11.98  $11.55     $11.65

                              ======    ======  ======  ======     ======
Total investment
 return(1)................    (3.08)%     5.49%   9.87%   4.32%      1.70%

                              ======    ======  ======  ======     ======
Ratios/Supplemental data:
Net assets, end of period
 (000's)..................      $553      $321    $241    $246       $341
Expenses to average net
 assets...................      0.67%*    0.71%   0.68%   0.65%      0.64%(/2/)*
Net investment income to
 average net assets.......      4.97%*    4.95%   5.04%   5.13%      5.19%(/2/)*
Portfolio turnover rate...        18%       43%     79%     81%        74%

---------

 + Commencement of issuance of shares.
 * Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                      [This Page Intentionally Left Blank]

PaineWebber Municipal High Income Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                Class A
                          -------------------------------------------------------
                            For the                   For the
                          Six Months                   Years
                             Ended                     Ended
                          August 31,            February 28 or 29,
                             1999     -------------------------------------------
                          (unaudited)  1999     1998     1997     1996     1995
                          ----------- -------  -------  -------  -------  -------
Net asset value,
 beginning of period....     $10.88    $10.96   $10.39   $10.29   $ 9.92   $10.77

                             ------    ------   ------   ------   ------   ------
Net investment income...       0.27      0.55     0.55     0.56     0.62     0.59
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures................      (0.45)    (0.07)    0.57     0.10     0.37    (0.82)

                             ------    ------   ------   ------   ------   ------
Net increase (decrease)
 from investment
 operations.............      (0.18)     0.48     1.12     0.66     0.99    (0.23)

                             ------    ------   ------   ------   ------   ------
Dividends from net
 investment income......      (0.27)    (0.55)   (0.55)   (0.56)   (0.62)   (0.59)
Distributions from net
 realized gains from
 investment
 transactions...........        --      (0.01)     --       --       --     (0.03)

                             ------    ------   ------   ------   ------   ------
Total dividends and
 distributions to
 shareholders...........      (0.27)    (0.56)   (0.55)   (0.56)   (0.62)   (0.62)

                             ------    ------   ------   ------   ------   ------
Net asset value, end of
 period.................     $10.43    $10.88   $10.96   $10.39   $10.29   $ 9.92

                             ======    ======   ======   ======   ======   ======
Total investment
 return(1)..............      (1.66)%    4.80%   11.06%    6.61%   10.18%   (2.03)%

                             ======    ======   ======   ======   ======   ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........    $69,048   $66,771  $59,288  $52,593  $57,280  $63,287
Expenses to average net
 assets.................       1.05%*    1.12%    1.22%    1.15%    1.10%    1.13%
Net investment income to
 average net assets.....       5.08%*    5.02%    5.15%    5.49%    5.94%    5.96%
Portfolio turnover rate.          7%       26%      22%      64%      48%      28%

---------

 + Commencement of issuance of shares.
 * Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                      Class B                                                    Class C
--------------------------------------------------------   -------------------------------------------------------
  For the                    For the                         For the                   For the
Six Months                    Years                        Six Months                   Years
   Ended                      Ended                           Ended                     Ended
August 31,             February 28 or 29,                  August 31,            February 28 or 29,
   1999      -------------------------------------------      1999     -------------------------------------------
(unaudited)   1999     1998     1997     1996     1995     (unaudited)  1999     1998     1997     1996     1995
-----------  -------  -------  -------  -------  -------   ----------- -------  -------  -------  -------  -------
   $10.87     $10.96   $10.39   $10.29   $ 9.92   $10.76      $10.88    $10.96   $10.39   $10.29   $ 9.92   $10.77

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
     0.23       0.47     0.47     0.48     0.54     0.52        0.25      0.49     0.50     0.51     0.56     0.55
    (0.44)     (0.08)    0.57     0.10     0.37    (0.81)      (0.45)    (0.07)    0.57     0.10     0.37    (0.82)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
    (0.21)      0.39     1.04     0.58     0.91    (0.29)      (0.20)     0.42     1.07     0.61     0.93    (0.27)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
    (0.23)     (0.47)   (0.47)   (0.48)   (0.54)   (0.52)      (0.25)    (0.49)   (0.50)   (0.51)   (0.56)   (0.55)
      --       (0.01)     --       --       --     (0.03)        --      (0.01)     --       --       --     (0.03)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
    (0.23)     (0.48)   (0.47)   (0.48)   (0.54)   (0.55)      (0.25)    (0.50)   (0.50)   (0.51)   (0.56)   (0.58)

   ------     ------   ------   ------   ------   ------      ------    ------   ------   ------   ------   ------
   $10.43     $10.87   $10.96   $10.39   $10.29   $ 9.92      $10.43    $10.88   $10.96   $10.39   $10.29   $ 9.92

   ======     ======   ======   ======   ======   ======      ======    ======   ======   ======   ======   ======
    (1.95)%     3.87%   10.23%    5.82%    9.36%   (2.67)%     (1.91)%    4.25%   10.51%    6.08%    9.64%   (2.51)%

   ======     ======   ======   ======   ======   ======      ======   =======   ======   ======   ======   ======
  $17,449    $18,675  $18,097  $19,427  $23,868  $25,823     $22,698   $24,355  $21,982  $16,967  $20,700  $23,158
     1.81%*     1.88%    1.98%    1.90%    1.85%    1.87%       1.55%*    1.62%    1.72%    1.66%    1.60%    1.63%
     4.30%*     4.24%    4.39%    4.73%    5.19%    5.21%       4.58%*    4.52%    4.64%    4.98%    5.45%    5.48%
        7%        26%      22%      64%      48%      28%          7%       26%      22%      64%      48%      28%
                      Class Class YB
----------------------------------------------------------
                                        For the
  For the      For the                   Period
Six Months   Six Months    For the    February 5,
   Ended        Ended        Year        1998+
August 31,   August 31,     Ended       through
   1999         1999     February 28, February 28,
(unaudited)  (unaudited)     1999         1998
------------ ----------- ------------ ------------
   $10.87      $10.88       $10.97       $10.98

   ------      ------       ------       ------
     0.23        0.28         0.58         0.04
    (0.44)      (0.45)       (0.08)       (0.01)

   ------      ------       ------       ------
    (0.21)      (0.17)        0.50         0.03

   ------      ------       ------       ------
    (0.23)      (0.28)       (0.58)       (0.04)
      --          --         (0.01)        --

   ------      ------       ------       ------
    (0.23)      (0.28)       (0.59)       (0.04)

   ------      ------       ------       ------
   $10.43      $10.43       $10.88       $10.97

   ======      ======       ======       ======
    (1.95)%     (1.57)%       4.96%       (0.09)%

   ======      ======       ======       ======
  $17,449        $381         $414          $56
     1.81%*      0.86%*       0.87%        1.00%*
     4.30%*      5.27%*       5.28%        5.44%*
        7%          7%          26%          22%

PaineWebber New York Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                Class A
                          -------------------------------------------------------
                            For the                   For the
                          Six Months                   Years
                             Ended                     Ended
                          August 31,            February 28 or 29,
                             1999     -------------------------------------------
                          (unaudited)  1999     1998     1997     1996     1995
                          ----------- -------  -------  -------  -------  -------
Net asset value,
 beginning of period....     $11.03    $11.12   $10.66   $10.71   $10.27   $11.03

                             ------    ------   ------   ------   ------   ------
Net investment income...       0.24      0.53     0.51     0.51     0.54     0.54
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures................      (0.64)     0.15     0.46    (0.05)    0.45    (0.66)

                             ------    ------   ------   ------   ------   ------
Net increase (decrease)
 from investment
 operations.............      (0.40)     0.68     0.97     0.46     0.99    (0.12)

                             ------    ------   ------   ------   ------   ------
Dividends from net
 investment income......      (0.24)    (0.53)   (0.51)   (0.51)   (0.55)   (0.54)
Distributions from net
 realized gains from
 investment
 transactions...........        --      (0.24)     --       --       --     (0.10)

                             ------    ------   ------   ------   ------   ------
Total dividends and
 distributions to
 shareholders...........      (0.24)    (0.77)   (0.51)   (0.51)   (0.55)   (0.64)

                             ------    ------   ------   ------   ------   ------
Net asset value, end of
 period.................     $10.39    $11.03   $11.12   $10.66   $10.71   $10.27

                             ======    ======   ======   ======   ======   ======
Total investment
 return(1)..............      (3.71)%    6.24%    9.36%    4.49%    9.83%   (0.83)%

                             ======    ======   ======   ======   ======   ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........    $24,116   $27,171  $23,694  $23,160  $28,734  $32,475
Expenses to average net
 assets, net of waivers
 from adviser...........       1.02%*    1.02%    1.02%    1.02%    1.02%    1.01%
Expenses to average net
 assets, before waivers
 from adviser ..........       1.32%*    1.27%    1.28%    1.50%    1.15%    1.26%
Net investment income to
 average net assets, net
 of waivers from adviser
 .......................       4.37%*    4.46%    4.74%    4.91%    5.11%    5.38%
Net investment income to
 average net assets,
 before waivers and
 reimbursements from
 adviser................       4.07%*    4.21%    4.48%    4.42%    4.98%    5.13%
Portfolio turnover rate.          8%       44%      34%      40%      13%       6%

---------

 + Commencement of issuance of shares.
 * Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                    Class B                                                   Class C
-----------------------------------------------------   -------------------------------------------------------
  For the                  For the                        For the                   For the
Six Months                  Years                       Six Months                   Years
   Ended                    Ended                          Ended                     Ended
August 31,            February 28 or 29,                August 31,            February 28 or 29,
   1999      ----------------------------------------      1999     -------------------------------------------
(unaudited)   1999    1998    1997    1996     1995     (unaudited)  1999     1998     1997     1996     1995
-----------  ------  ------  ------  -------  -------   ----------- -------  -------  -------  -------  -------
  $11.03     $11.12  $10.65  $10.71   $10.27   $11.03      $11.04    $11.12   $10.66   $10.71   $10.28   $11.03

  ------     ------  ------  ------   ------   ------      ------    ------   ------   ------   ------   ------
    0.20       0.44    0.43    0.44     0.47     0.47        0.21      0.47     0.46     0.46     0.49     0.49
   (0.64)      0.15    0.47   (0.06)    0.44    (0.66)      (0.64)     0.16     0.46    (0.05)    0.43    (0.65)

  ------     ------  ------  ------   ------   ------      ------    ------   ------   ------   ------   ------
   (0.44)      0.59    0.90    0.38     0.91    (0.19)      (0.43)     0.63     0.92     0.41     0.92    (0.16)

  ------     ------  ------  ------   ------   ------      ------    ------   ------   ------   ------   ------
   (0.20)     (0.44)  (0.43)  (0.44)   (0.47)   (0.47)      (0.21)    (0.47)   (0.46)   (0.46)   (0.49)   (0.49)
     --       (0.24)    --      --       --     (0.10)        --      (0.24)     --       --       --     (0.10)

  ------     ------  ------  ------   ------   ------      ------    ------   ------   ------   ------   ------
   (0.20)     (0.68)  (0.43)  (0.44)   (0.47)   (0.57)      (0.21)    (0.71)   (0.46)   (0.46)   (0.49)   (0.59)

  ------     ------  ------  ------   ------   ------      ------    ------   ------   ------   ------   ------
  $10.39     $11.03  $11.12  $10.65   $10.71   $10.27      $10.40    $11.04   $11.12   $10.66   $10.71   $10.28

  ======     ======  ======  ======   ======   ======      ======    ======   ======   ======   ======   ======
   (4.07)%     5.40%   8.65%   3.62%    9.01%   (1.57)%     (3.95)%    5.78%    8.82%    3.98%    9.17%   (1.20)%

  ======     ======  ======  ======   ======   ======      ======    ======   ======   ======   ======   ======
  $4,988     $6,013  $7,829  $9,462  $11,862  $14,660     $10,811   $11,802  $12,966  $13,786  $17,849  $21,095
    1.77%*     1.77%   1.77%   1.76%    1.77%    1.76%       1.52%*    1.52%    1.52%    1.52%    1.52%    1.52%
    2.07%*     2.02%   2.05%   2.27%    1.89%    2.01%       1.82%*    1.77%    1.78%    2.04%    1.64%    1.75%
    3.61%*     3.70%   3.99%   4.16%    4.36%    4.63%       3.86%*    3.97%    4.24%    4.41%    4.61%    4.89%
    3.31%*     3.45%   3.70%   3.65%    4.24%    4.83%       3.56%*    3.72%    3.98%    3.89%    4.50%    4.65%
       8%        44%     34%     40%      13%       6%          8%       44%      34%      40%      13%       6%
                    ClClass Yass B
-------------------------------------------------------
  For the      For the
Six Months   Six Months  For the Period
   Ended        Ended    May 21, 1998+
August 31,   August 31,     through
   1999         1999      February 28,
(unaudited)  (unaudited)      1999
------------ ----------- --------------
  $11.03       $11.03        $11.08

  ------       ------        ------
    0.20         0.25          0.40
   (0.64)       (0.64)         0.19

  ------       ------        ------
   (0.44)       (0.39)         0.59

  ------       ------        ------
   (0.20)       (0.25)        (0.40)
     --           --          (0.24)

  ------       ------        ------
   (0.20)       (0.25)        (0.64)

  ------       ------        ------
  $10.39       $10.39        $11.03

  ======       ======        ======
   (4.07)%      (3.59)%        5.39%

  ======       ======        ======
  $4,988           $8           $21
    1.77%*       0.77%*        0.77%*
    2.07%*       1.05%*        1.03%*
    3.61%*       4.62%*        4.71%*
    3.31%*       4.34%*        4.44%*
       8%           8%           44%

================================================================================

TRUSTEES

E. Garrett Bewkes, Jr.                  Mary C. Farrell
Chairman                                George W. Gowen
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
Richard R. Burt                         Brian M. Storms
Meyer Feldberg


PRINCIPAL OFFICERS

Margo N. Alexander                      Elbridge T. Gerry III
President                               Vice President

Dianne E. O'Donnell                     Richard S. Murphy
Vice President and Secretary            Vice President

Victoria E. Schonfeld                   Cynthia N. Bow
Vice President                          Vice President

Paul H. Schubert                        William W. Veronda
Vice President and Treasurer            Vice President



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019





A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or correspondent firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS

 . High Income Fund
 . Investment Grade Income Fund
 . Low Duration U.S. Government Income Fund
 . Strategic Income Fund
 . U.S. Government Income Fund

TAX-FREE BOND FUNDS

 . California Tax Free Income Fund
 . Municipal High Income Fund
 . National Tax Free Income Fund
 . New York Tax-Free Income Fund

STOCK FUNDS

 . Financial Services Growth Fund
 . Growth Fund
 . Growth and Income Fund
 . Mid Cap Fund
 . Small Cap Fund
 . S&P 500 Index Fund
 . Strategy Fund
 . Tax-Managed Equity Fund
 . Utility Income Fund

ASSET ALLOCATION FUNDS

 . Balanced Fund
 . Tactical Allocation Fund

GLOBAL FUNDS

 . Asia Pacific Growth Fund
 . Emerging Markets Equity Fund
 . Global Equity Fund
 . Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

 . Aggressive Portfolio
 . Moderate Portfolio
 . Conservative Portfolio

PAINE WEBBER MONEY MARKET FUND

                [LOGO OF PAINEWEBBER]


PaineWebber


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TAX-FREE BOND FUNDS

CALIFORNIA TAX-FREE INCOME FUND
NATIONAL TAX-FREE INCOME FUND
MUNICIPAL HIGH INCOME FUND
NEW YORK TAX-FREE INCOME FUND




August 31, 1999



SEMIANNUAL REPORT